UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2017

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2017

(This Page has been left blank intentionally.)

2017 Semi-Annual Report

April 30, 2017

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolios of Investments:
Money Market Portfolio	6
Prime Portfolio	9
Government Portfolio	12
Government Securities Portfolio	17
Treasury Portfolio	19
Treasury Securities Portfolio	21
Tax-Exempt Portfolio	22
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	38
Notes to Financial Statements	53
Privacy Notice	60
Trustee and Officer Information	63

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2017 Semi-Annual Report

April 30, 2017

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Semi-Annual Report for the period ended April 30, 2017. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2017

2017 Semi-Annual Report

April 30, 2017

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2017, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	1.08%	1.08%	1.03%	1.03%	N/A	N/A	N/A	N/A	0.95%	0.95%	0.58%	0.58%	0.93%	0.93%	—	—
Prime	1.07%	1.07%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.92%	0.92%	—	—
Government	0.64%	0.64%	0.59%	0.59%	0.54%	0.54%	0.49%	0.49%	0.39%	0.39%	0.14%	0.14%	0.49%	0.49%	0.01%	0.01%
Government Securities	0.59%	0.59%	0.54%	0.54%	0.49%	0.49%	0.44%	0.44%	0.33%	0.33%	0.34%	0.34%	0.44%	0.44%	—	—
Treasury	0.61%	0.61%	0.56%	0.56%	0.51%	0.51%	0.46%	0.46%	0.36%	0.36%	0.11%	0.11%	0.46%	0.46%	0.01%	0.01%
Treasury Securities	0.57%	0.57%	0.52%	0.52%	0.47%	0.47%	0.42%	0.42%	0.32%	0.32%	0.07%	0.07%	0.42%	0.42%	0.01%	0.01%
Tax-Exempt	0.73%	0.73%	0.68%	0.68%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.58%	0.58%	—	—
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.81%	0.81%	0.76%	0.76%	N/A	N/A	N/A	N/A	0.57%	0.57%	0.31%	0.31%	0.66%	0.66%	—	—
Prime	0.95%	0.95%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.80%	0.80%	—	—
Government	0.60%	0.60%	0.55%	0.55%	0.50%	0.50%	0.45%	0.45%	0.35%	0.35%	0.10%	0.10%	0.45%	0.45%	–0.20%	–0.20%
Government Securities	0.57%	0.57%	0.52%	0.52%	0.47%	0.47%	0.42%	0.42%	0.32%	0.32%	0.07%	0.07%	0.42%	0.42%	—	—
Treasury	0.56%	0.56%	0.51%	0.51%	0.46%	0.46%	0.41%	0.41%	0.31%	0.31%	0.06%	0.06%	0.41%	0.41%	–0.24%	–0.24%
Treasury Securities	0.53%	0.53%	0.48%	0.48%	0.43%	0.43%	0.38%	0.38%	0.28%	0.28%	0.03%	0.03%	0.38%	0.38%	–0.27%	–0.27%
Tax-Exempt	0.46%	0.46%	0.41%	0.41%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.31%	0.31%	—	—

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Government, Government Securities, Treasury, and Treasury Securities Portfolios are STABLE NAV PORTFOLIOS. You could lose money by investing in these Portfolios. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in these Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolios' sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time. Money Market, Prime, and Tax-Exempt Portfolios are FLOATING NAV PORTFOLIOS. You could lose money by investing in these Portfolios. Because the share price of these Portfolios will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolios may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Portfolios' Liquidity falls below required minimums because of market conditions or other factors. An investment in these Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolios' sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2017 Semi-Annual Report

April 30, 2017

Expense Examples (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, which might include advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchanges fees.

2017 Semi-Annual Report

April 30, 2017

Expense Examples (unaudited) (cont'd)

	Beginning Account Value 11/1/16	Actual Ending Account Value 4/30/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,004.57	$1,024.40	$0.40	$0.40	0.08%
Money Market Portfolio Institutional Select Class	1,000.00	1,004.31	1,024.15	0.65	0.65	0.13
Money Market Portfolio Advisory Class	1,000.00	1,003.45	1,023.16	1.64	1.16	0.33
Money Market Portfolio Participant Class	1,000.00	1,002.09	1,021.92	2.88	2.91	0.58
Money Market Portfolio Cash Management Class	1,000.00	1,003.72	1,023.65	1.14	1.15	0.23
Prime Portfolio Institutional Class	1,000.00	1,004.55	1,024.40	0.40	0.40	0.08
Prime Portfolio Cash Management Class	1,000.00	1,003.80	1,023.65	1.14	1.15	0.23
Government Portfolio Institutional Class	1,000.00	1,002.31	1,023.95	0.84	0.85	0.17
Government Portfolio Institutional Select Class	1,000.00	1,002.06	1,023.70	1.09	1.10	0.22
Government Portfolio Investor Class	1,000.00	1,001.81	1,023.46	1.34	1.35	0.27
Government Portfolio Administrative Class	1,000.00	1,001.56	1,023.21	1.59	1.61	0.32
Government Portfolio Advisory Class	1,000.00	1,001.07	1,022.71	2.08	2.11	0.42
Government Portfolio Participant Class	1,000.00	1,000.19	1,021.82	2.98	3.01	0.60
Government Portfolio Cash Management Class	1,000.00	1,001.56	1,023.21	1.59	1.61	0.32
Government Portfolio Select Class	1,000.00	1,000.05	1,021.67	3.12	3.16	0.63
Government Securities Portfolio Institutional Class	1,000.00	1,001.99	1,023.80	0.99	1.00	0.20
Government Securities Portfolio Institutional Select Class	1,000.00	1,001.74	1,023.55	1.24	1.25	0.25
Government Securities Portfolio Investor Class	1,000.00	1,001.50	1,023.31	1.49	1.51	0.30
Government Securities Portfolio Administrative Class	1,000.00	1,001.25	1,023.06	1.74	1.76	0.35
Government Securities Portfolio Advisory Class	1,000.00	1,000.79	1,022.66	2.13	2.16	0.43
Government Securities Portfolio Participant Class	1,000.00	1,000.81	1,022.66	2.13	2.16	0.43
Government Securities Portfolio Cash Management Class	1,000.00	1,001.25	1,023.06	1.74	1.76	0.35
Treasury Portfolio Institutional Class	1,000.00	1,002.07	1,023.90	0.89	0.90	0.18
Treasury Portfolio Institutional Select Class	1,000.00	1,001.82	1,023.65	1.14	1.15	0.23
Treasury Portfolio Investor Class	1,000.00	1,001.57	1,023.41	1.39	1.40	0.28
Treasury Portfolio Administrative Class	1,000.00	1,001.32	1,023.16	1.64	1.66	0.33
Treasury Portfolio Advisory Class	1,000.00	1,000.84	1,022.66	2.13	2.16	0.43
Treasury Portfolio Participant Class	1,000.00	1,000.16	1,022.02	2.78	2.81	0.56
Treasury Portfolio Cash Management Class	1,000.00	1,001.32	1,023.16	1.64	1.66	0.33
Treasury Portfolio Select Class	1,000.00	1,000.05	1,021.87	2.93	2.96	0.59
Treasury Securities Portfolio Institutional Class	1,000.00	1,001.96	1,023.90	0.89	0.90	0.18
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,001.71	1,023.65	1.14	1.15	0.23
Treasury Securities Portfolio Investor Class	1,000.00	1,001.46	1,023.41	1.39	1.40	0.28
Treasury Securities Portfolio Administrative Class	1,000.00	1,001.22	1,023.16	1.64	1.66	0.33
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.75	1,022.76	2.03	2.06	0.41
Treasury Securities Portfolio Participant Class	1,000.00	1,000.11	1,022.02	2.78	2.81	0.56
Treasury Securities Portfolio Cash Management Class	1,000.00	1,001.21	1,023.16	1.64	1.66	0.33
Treasury Securities Portfolio Select Class	1,000.00	1,000.04	1,021.97	2.83	2.86	0.57
Tax-Exempt Portfolio Institutional Class	1,000.00	1,002.46	1,023.90	0.89	0.90	0.18
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,002.19	1,023.65	1.14	1.15	0.23
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,001.71	1,023.16	1.64	1.66	0.33

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited)

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (7.3%)
Domestic Bank (1.3%)
Citibank NA
1.25%, 6/12/17$5,000		$5,002
International Banks (6.0%)
Banco del Estado de Chile
1.11%, 6/22/17	8,000	8,001
Bank of Montreal
1.14%, 6/20/17	6,000	6,001
Oversea-Chinese Banking Corp.,
1.14%, 6/20/17	3,000	3,001
1.15%, 6/15/17	5,000	5,001
Toronto Dominion Bank
1.24%, 6/16/17	1,700	1,700
		23,704
Total Certificates of Deposit (Cost $28,700)		28,706
Commercial Paper (a) (6.8%)
Insurance (2.0%)
Metlife Short Term Funding LLC,
1.13%, 6/19/17 (b)	2,000	1,997
1.13%, 6/21/17	6,000	5,991
		7,988
International Banks (4.8%)
Danske Corp.
1.33%, 8/14/17	3,000	2,988
Suncorp-Metway Ltd.,
1.26%, 6/13/17 (b)	2,000	1,997
1.36%, 7/18/17 - 8/15/17	5,000	4,983
1.37%, 7/19/17 - 7/24/17	5,000	4,986
United Overseas Bank Ltd.,
1.20%, 7/21/17 - 7/24/17 (b)	4,000	3,991
		18,945
Total Commercial Paper (Cost $26,929)		26,933
Floating Rate Notes (34.1%)
Automobiles (1.2%)
Toyota Finance Australia Ltd. 1.18%, 1/18/18	5,000	5,000
Domestic Banks (3.3%)
Bank of America NA,
1.17%, 11/17/17	3,000	3,000
1.23%, 11/17/17	2,000	2,000
1.38%, 10/16/17	3,000	3,000
HSBC Bank USA NA
1.44%, 11/1/17	3,000	3,005
JP Morgan Securities LLC
1.43%, 11/1/17 (b)	2,000	2,003
		13,008
International Banks (29.6%)
ANZ New Zealand International Ltd.
1.43%, 7/14/17 (b)	5,000	5,004
	Face Amount (000)	Value (000)
ASB Finance Ltd. London,
1.37%, 11/9/17 (b)	$3,000	$3,003
1.43%, 7/17/17 (b)	5,000	5,004
BNZ International Funding Ltd.,
1.19%, 10/10/17 (b)	5,000	5,001
1.25%, 9/5/17 (b)	5,000	5,002
Canadian Imperial Bank of Commerce
1.34%, 6/1/17 (b)	4,000	4,001
Commonwealth Bank of Australia
1.47%, 12/8/17 (b)	4,000	4,009
Credit Suisse AG,
1.31%, 10/20/17	3,000	3,001
1.69%, 7/10/17	3,000	3,004
1.92%, 9/12/17	5,000	5,013
DZ Bank AG
1.39%, 7/11/17 (b)	5,000	5,004
Erste Abwicklungsanstalt,
1.15%, 7/5/17 (b)	3,000	3,000
1.16%, 7/18/17 (b)	3,500	3,500
1.21%, 10/27/17 (b)	3,000	3,000
HSBC Bank PLC,
1.33%, 9/15/17 (b)	2,000	2,002
1.41%, 11/10/17 (b)	4,000	4,006
Mizuho Bank Ltd.,
1.38%, 8/24/17	7,000	7,005
1.60%, 7/13/17	2,000	2,002
National Australia Bank Ltd.,
1.22%, 12/1/17 (b)	3,000	3,000
1.36%, 9/5/17 (b)	2,000	2,002
Nordea Bank Finland PLC
1.60%, 9/6/17	2,000	2,004
Oversea-Chinese Banking Corp.
1.20%, 9/26/17 (b)	3,000	3,001
Royal Bank of Canada,
1.37%, 6/12/17	4,000	4,002
1.45%, 10/24/17	4,000	4,006
Sumitomo Mitsui Banking Corp.
1.59%, 7/6/17	3,000	3,003
Sumitomo Mitsui Trust Bank Ltd.
1.88%, 9/18/17	5,000	5,013
Toronto Dominion Bank,
1.40%, 11/6/17	5,000	5,006
1.56%, 10/17/17	3,000	3,006
United Overseas Bank Ltd.
1.22%, 10/6/17 (b)	5,000	5,002
Westpac Banking Corp.
1.46%, 1/26/18 (b)	3,000	3,006
Westpac Securities NZ Ltd.
1.37%, 11/2/17 (b)	3,000	3,003
		116,615
Total Floating Rate Notes (Cost $134,539)		134,623

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (33.3%)
ABN Amro Securities LLC, (1.01%, dated 4/28/17, due 5/1/17; proceeds $1,000; fully collateralized by various Corporate Bonds, 2.50% - 6.70% due 10/15/22 - 8/1/36; valued at $1,050)	$1,000	$1,000
Bank of Montreal, (1.01%, dated 4/28/17, due 5/1/17; proceeds $5,000; fully collateralized by a Corporate Bond, 2.40% due 2/8/22; valued at $5,250)	5,000	5,000
Citigroup Global Markets, Inc., (1.06%, dated 4/28/17, due 5/1/17; proceeds $14,001; fully collateralized by various Common Stocks; valued at $14,700)	14,000	14,000
HSBC Securities USA, Inc., (1.11%, dated 4/28/17, due 5/1/17; proceeds $9,001; fully collateralized by various Corporate Bonds, 5.75% - 9.25% due 3/15/20 - 1/15/25; valued at $9,541)	9,000	9,000
ING Financial Markets LLC, (1.01%, dated 4/28/17, due 5/1/17; proceeds $14,001; fully collateralized by various Corporate Bonds, 3.00% - 4.00% due 11/10/25 - 7/1/47; valued at $14,705)	14,000	14,000
ING Financial Markets LLC, (1.14%, dated 4/28/17, due 5/1/17; proceeds $4,000; fully collateralized by various Corporate Bonds, 6.50% - 8.50% due 4/15/20 - 4/1/27; valued at $4,241)	4,000	4,000
JP Morgan Securities LLC, (1.55%, dated 4/20/17, due 1/22/18; proceeds $5,060; fully collateralized by various Corporate Bonds, 4.50% - 6.50% due 12/15/21 - 10/1/24; valued at $5,300) (Demand 5/22/17)	5,000	5,000
Mizuho Securities USA, Inc., (1.01%, dated 4/28/17, due 5/1/17; proceeds $10,001; fully collateralized by various Common Stocks and a Preferred Stock; valued at $10,500)	10,000	10,000
RBC Capital Markets LLC, (0.99%, dated 4/26/17, due 5/3/17; proceeds $10,002; fully collateralized by various Corporate Bonds, 1.75% - 8.10% due 5/2/17 - 12/31/99 (c); valued at $10,501)	10,000	10,000
Scotia Capital USA, Inc., (1.11%, dated 4/28/17, due 5/1/17; proceeds $19,002; fully collateralized by various Corporate Bonds, 4.75% - 9.10% due 5/15/17 - 9/15/24; valued at $20,132)	19,000	19,000
SG Americas Securities, (1.13%, dated 4/28/17, due 5/1/17; proceeds $18,002; fully collateralized by various Corporate Bonds, 1.50% - 11.50% due 6/15/17 - 2/28/57; valued at $19,046)	18,000	18,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (Interest in $1,100,000 joint repurchase agreement, 0.83% dated 4/28/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,100,076 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/47; valued at $1,132,994)	$5,000	$5,000
Wells Fargo Securities LLC, (1.06%, dated 4/28/17, due 5/1/17; proceeds $3,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $3,150)	3,000	3,000
Wells Fargo Securities LLC, (1.55%, dated 3/27/17, due 6/23/17; proceeds $4,015; fully collateralized by various Corporate Bonds, 6.63% - 7.00% due 5/15/19 - 2/15/25; valued at $4,241)	4,000	4,000
Wells Fargo Securities LLC, (1.57%, dated 4/25/17, due 7/21/17; proceeds $10,038; fully collateralized by various Corporate Bonds, 0.00% - 6.80% due 10/15/24 - 2/15/67; valued at $10,586)	10,000	10,000
Total Repurchase Agreements (Cost $131,000)		131,000
Time Deposits (18.3%)
International Banks (18.3%)
Canadian Imperial Bank of Commerce
0.82%, 5/1/17	5,000	5,000
Credit Agricole CIB (Grand Cayman)
0.83%, 5/1/17	19,000	19,000
DNB Bank ASA (New York Branch)
0.83%, 5/1/17	19,000	19,000
National Bank of Canada (Montreal Branch)
0.83%, 5/1/17	10,000	10,000
Natixis (Grand Cayman)
0.82%, 5/1/17	19,000	19,000
Total Time Deposits (Cost $72,000)		72,000
Total Investments (99.8%) (Cost $393,168) (d)		393,262
Other Assets in Excess of Liabilities (0.2%)		644
Net Assets (100.0%)		$393,906

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2017.

(d)  At April 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $94,000 and the aggregate gross unrealized depreciation is $0 resulting in net unrealized appreciation of approximately $94,000.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Money Market Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	34.2%
Repurchase Agreements	33.3
Time Deposits	18.3
Certificates of Deposit	7.3
Commercial Paper	6.9
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited)

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (5.3%)
Domestic Bank (0.5%)
Citibank NA
1.25%, 6/12/17$20,000		$20,009
International Banks (4.8%)
Banco del Estado de Chile
1.11%, 6/22/17	67,000	67,009
Bank of Montreal
1.14%, 6/20/17	44,000	44,008
Oversea-Chinese Banking Corp.,
1.14%, 6/20/17	28,000	28,006
1.15%, 6/15/17	30,000	30,007
Toronto Dominion Bank
1.24%, 6/16/17	7,000	7,002
		176,032
Total Certificates of Deposit (Cost $196,000)		196,041
Commercial Paper (a) (6.2%)
Insurance (2.2%)
Metlife Short Term Funding LLC,
1.13%, 6/19/17 (b)	14,000	13,980
1.13%, 6/21/17	44,000	43,933
1.20%, 6/14/17 (b)	25,000	24,968
		82,881
International Banks (4.0%)
Danske Corp.
1.33%, 8/14/17	22,000	21,915
Suncorp-Metway Ltd.,
1.26%, 6/13/17 (b)	11,000	10,984
1.36%, 7/18/17 - 8/15/17	50,800	50,635
1.37%, 7/19/17	15,000	14,958
1.44%, 9/21/17 (b)	10,000	9,945
United Overseas Bank Ltd.,
1.20%, 7/21/17 - 7/24/17 (b)	38,000	37,912
		146,349
Total Commercial Paper (Cost $229,190)		229,230
Floating Rate Notes (34.2%)
Automobiles (0.5%)
Toyota Finance Australia Ltd. 1.18%, 1/18/18	20,000	20,000
Domestic Banks (3.0%)
Bank of America NA,
1.17%, 11/17/17	27,000	27,000
1.23%, 11/17/17	23,000	23,001
1.38%, 10/16/17	25,000	25,000
HSBC Bank USA NA
1.44%, 11/1/17	15,000	15,025
JP Morgan Securities LLC
1.43%, 5/2/17 (b)	20,000	20,026
		110,052
International Banks (30.7%)
ANZ New Zealand International Ltd.
1.43%, 7/14/17 (b)	15,000	15,012
	Face Amount (000)	Value (000)
ASB Finance Ltd. London,
1.37%, 11/9/17 (b)	$26,135	$26,160
1.43%, 7/17/17 (b)	20,000	20,017
BNZ International Funding Ltd.,
1.19%, 10/10/17 (b)	45,000	45,007
1.25%, 9/5/17 (b)	45,000	45,020
Canadian Imperial Bank of Commerce,
1.34%, 6/1/17 (b)	21,000	21,008
1.42%, 8/4/17 (b)	31,000	31,029
1.44%, 7/21/17	20,000	20,018
Commonwealth Bank of Australia
1.47%, 12/8/17 (b)	40,200	40,287
Credit Suisse AG,
1.31%, 10/20/17	30,000	30,007
1.69%, 7/10/17	15,000	15,020
1.92%, 9/12/17	34,560	34,650
DZ Bank AG,
1.18%, 9/5/17 (b)	20,000	20,004
1.39%, 7/11/17 (b)	20,000	20,014
Erste Abwicklungsanstalt,
1.15%, 7/5/17 (b)	27,000	27,005
1.16%, 7/18/17 (b)	18,000	18,001
1.21%, 10/27/17 (b)	35,000	35,005
HSBC Bank PLC,
1.33%, 9/15/17 (b)	19,000	19,016
1.41%, 11/10/17 (b)	21,000	21,030
Mizuho Bank Ltd.,
1.38%, 8/24/17	43,000	43,032
1.60%, 7/13/17	28,000	28,033
National Australia Bank Ltd.,
1.22%, 12/1/17 (b)	27,000	27,005
1.36%, 9/5/17 (b)	8,000	8,007
Nordea Bank Finland PLC,
1.52%, 6/13/17	12,010	12,018
1.60%, 9/6/17	8,000	8,015
Oversea-Chinese Banking Corp.,
1.19%, 9/5/17 (b)	25,000	25,006
1.20%, 9/26/17 (b)	27,000	27,005
1.39%, 7/19/17 (b)	25,000	25,019
Royal Bank of Canada,
1.17%, 9/20/17	25,000	25,002
1.37%, 6/12/17	21,000	21,010
1.42%, 8/4/17	12,800	12,812
1.45%, 10/24/17	19,000	19,028
Skandinaviska Enskilda Banken AB
1.29%, 9/21/17	29,500	29,521
Sumitomo Mitsui Banking Corp.
1.59%, 7/6/17	17,000	17,016
Sumitomo Mitsui Trust Bank Ltd.
1.88%, 9/18/17	46,200	46,321
Svenska Handelsbanken AB
1.21%, 9/27/17	25,000	25,011

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Toronto Dominion Bank,
1.26%, 12/11/17	$30,000	$30,011
1.40%, 11/6/17	25,000	25,032
1.56%, 10/17/17	22,000	22,044
UBS AG,
1.38%, 7/3/17	25,000	25,017
1.76%, 6/20/17	15,000	15,017
United Overseas Bank Ltd.
1.22%, 10/6/17 (b)	50,000	50,016
Westpac Banking Corp.
1.46%, 1/26/18 (b)	27,000	27,053
Westpac Securities NZ Ltd.,
1.30%, 9/7/17 (b)	24,500	24,514
1.37%, 11/2/17 (b)	16,000	16,017
		1,136,892
Total Floating Rate Notes (Cost $1,266,300)		1,266,944
Repurchase Agreements (36.8%)
ABN Amro Securities LLC, (1.01%, dated 4/28/17, due 5/1/17; proceeds $65,005; fully collateralized by various Corporate Bonds, 1.10% - 10.38% due 5/16/17 - 11/1/64; valued at $68,250)	65,000	65,000
Bank of Montreal, (1.01%, dated 4/28/17, due 5/1/17; proceeds $130,011; fully collateralized by various Corporate Bonds, 1.10% - 3.20% due 10/25/17 - 2/8/22; valued at $136,426)	130,000	130,000
Citigroup Global Markets, Inc., (1.06%, dated 4/28/17, due 5/1/17; proceeds $154,014; fully collateralized by various Common Stocks; valued at $161,700)	154,000	154,000
HSBC Securities USA, Inc., (1.11%, dated 4/28/17, due 5/1/17; proceeds $89,008; fully collateralized by various Corporate Bonds, 2.00% - 12.00% due 8/15/18 - 8/15/39; valued at $94,346)	89,000	89,000
ING Financial Markets LLC, (1.01%, dated 4/28/17, due 5/1/17; proceeds $140,012; fully collateralized by various Corporate Bonds, 1.50% - 7.95% due 2/22/19 - 7/1/47; valued at $147,001)	140,000	140,000
ING Financial Markets LLC, (1.14%, dated 4/28/17, due 5/1/17; proceeds $33,003; fully collateralized by various Corporate Bonds, 6.80% - 11.25% due 4/1/19 - 8/15/39; valued at $34,983)	33,000	33,000
JP Morgan Securities LLC, (1.55%, dated 4/20/17, due 1/22/18; proceeds $91,075; fully collateralized by various Corporate Bonds, 3.45% - 9.00% due 9/25/17 - 3/29/49; valued at $95,404) (Demand 7/27/17)	90,000	90,000
Mizuho Securities USA, Inc., (1.01%, dated 4/28/17, due 5/1/17; proceeds $106,009; fully collateralized by various Common Stocks and Preferred Stocks; valued at $111,300)	106,000	106,000
	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.99%, dated 4/26/17, due 5/3/17; proceeds $65,013; fully collateralized by various Corporate Bonds, 1.60% - 8.10% due 5/2/17 - 9/16/46 (c); valued at $68,250)	$65,000	$65,000
Scotia Capital USA, Inc., (1.11%, dated 4/28/17, due 5/1/17; proceeds $151,014; fully collateralized by various Corporate Bonds, 4.25% - 9.10% due 5/15/17 - 5/15/29; valued at $159,959)	151,000	151,000
SG Americas Securities, (1.13%, dated 4/28/17, due 5/1/17; proceeds $160,015; fully collateralized by various Corporate Bonds, 2.75% - 10.00% due 6/15/17 - 2/28/57 (c); valued at $169,349)	160,000	160,000
Wells Fargo Securities LLC, (Interest in $1,100,000 joint repurchase agreement, 0.83% dated 4/28/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,100,076 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/47; valued at $1,132,994)	5,000	5,000
Wells Fargo Securities LLC, (1.01%, dated 4/28/17, due 5/1/17; proceeds $19,002; fully collateralized by various Corporate Bonds, 4.30% - 6.10% due 10/27/19 - 12/15/53; valued at $19,944)	19,000	19,000
Wells Fargo Securities LLC, (1.06%, dated 4/28/17, due 5/1/17; proceeds $94,008; fully collateralized by various Common Stocks and Preferred Stocks; valued at $98,700)	94,000	94,000
Wells Fargo Securities LLC, (1.55%, dated 3/27/17, due 6/23/17; proceeds $31,117; fully collateralized by various Corporate Bonds, 2.50% - 7.00% due 8/15/17 - 5/15/25; valued at $32,878)	31,000	31,000
Wells Fargo Securities LLC, (1.57%, dated 4/25/17, due 7/21/17; proceeds $30,114; fully collateralized by various Corporate Bonds, 2.77% - 9.00% due 10/15/17 - 2/15/67 (c); valued at $31,817)	30,000	30,000
Total Repurchase Agreements (Cost $1,362,000)		1,362,000
Time Deposits (17.5%)
International Banks (17.5%)
Canadian Imperial Bank of Commerce
0.82%, 5/1/17	75,000	75,000
Credit Agricole CIB (Grand Cayman)
0.83%, 5/1/17	185,000	185,000
DNB Bank ASA (New York Branch)
0.83%, 5/1/17	185,000	185,000
National Bank of Canada (Montreal Branch)
0.83%, 5/1/17	85,000	85,000

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Natixis (Grand Cayman)
0.82%, 5/1/17	$121,000	$121,000
Total Time Deposits (Cost $651,000)		651,000
Total Investments (100.0%) (Cost $3,704,490) (d)		3,705,215
Other Assets in Excess of Liabilities (0.0%) (e)		247
Net Assets (100.0%)		$3,705,462

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2017.

(d)  At April 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $725,000 and the aggregate gross unrealized depreciation is $0 resulting in net unrealized appreciation of approximately $725,000.

(e)  Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	36.7%
Floating Rate Notes	34.2
Time Deposits	17.6
Commercial Paper	6.2
Certificates of Deposit	5.3
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (48.3%)
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 0.81% dated 4/28/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,068 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/44; valued at $1,020,308)	$250,000	$250,000
ABN Amro Securities LLC, (Interest in $1,200,000 joint repurchase agreement, 0.83% dated 4/28/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,200,083 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 12/20/64; valued at $1,235,195)	730,892	730,892
Bank of Montreal, (0.55%, dated 2/8/17, due 5/10/17; proceeds $100,139; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 10/31/17 - 2/15/47; valued at $102,065) (Demand 5/5/17)	100,000	100,000
Bank of Montreal, (0.79%, dated 4/28/17, due 5/1/17; proceeds $150,010; fully collateralized by various U.S. Government obligations, 1.13% - 2.00% due 6/15/18 - 2/15/25; valued at $152,956)	150,000	150,000
Bank of Montreal, (0.80%, dated 4/28/17, due 5/1/17; proceeds $150,010; fully collateralized by a U.S. Government agency security, 3.75% due 3/27/19; valued at $153,471)	150,000	150,000
Bank of Montreal, (0.80%, dated 4/28/17, due 5/1/17; proceeds $200,013; fully collateralized by various U.S. Government agency securities, 0.00% - 8.95% due 5/12/17 - 8/1/44; valued at $203,940)	200,000	200,000
Bank of Montreal, (0.81%, dated 4/28/17, due 5/1/17; proceeds $100,007; fully collateralized by various U.S. Government agency securities, 1.61% - 2.00% due 1/1/26 - 8/1/31; valued at $103,037)	100,000	100,000
Bank of Nova Scotia, (0.78%, dated 4/25/17, due 5/25/17; proceeds $300,195; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 3/1/31 - 4/1/47; valued at $308,914) (Demand 5/5/17)	300,000	300,000
Bank of Nova Scotia, (0.78%, dated 1/30/17, due 7/31/17; proceeds $376,484; fully collateralized by various U.S. Government agency securities, 0.79% - 6.50% due 10/26/17 - 1/20/47; valued at $386,265) (Demand 5/1/17)	375,000	375,000
	Face Amount (000)	Value (000)
Bank of Nova Scotia, (0.80%, dated 1/5/17, due 7/6/17; proceeds $843,393; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 1/1/26 - 5/1/47; valued at $865,284) (Demand 5/5/17)	$840,000	$840,000
Bank of Nova Scotia, (0.80%, dated 4/28/17, due 5/1/17; proceeds $300,020; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 10/15/17 - 2/15/45; valued at $306,273)	300,000	300,000
Bank of Nova Scotia, (0.80%, dated 1/17/17, due 7/17/17; proceeds $502,021; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 10/1/25 - 3/1/47; valued at $514,993) (Demand 5/5/17)	500,000	500,000
Bank of Nova Scotia, (0.82%, dated 9/22/16, due 9/21/17; proceeds $857,030; fully collateralized by various U.S. Government agency securities, 0.75% - 5.50% due 8/28/17 - 5/1/47; valued at $875,484) (Demand 5/5/17)	850,000	850,000
Barclays Capital, Inc., (0.80%, dated 4/28/17, due 5/1/17; proceeds $450,030; fully collateralized by various U.S. Government obligations, 1.00% - 3.63% due 9/15/18 - 5/15/44; valued at $459,429)	450,000	450,000
BNP Paribas Securities Corp., (Interest in $400,000 joint repurchase agreement, 0.82% dated 4/28/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $400,027 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/45; valued at $407,729)	240,000	240,000
BNP Paribas Securities Corp., (Interest in $450,000 joint repurchase agreement, 0.84% dated 4/28/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $450,032 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 3/15/47; valued at $460,835)	449,885	449,885
Citibank NA, (0.79%, dated 4/26/17, due 5/3/17; proceeds $500,077; fully collateralized by various U.S. Government agency securities, 0.00% - 11.50% due 7/15/17 - 9/15/65 and U.S. Government obligations, 0.00% - 8.75% due 4/30/17 - 8/15/46; valued at $511,909)	500,000	500,000
Citigroup Global Markets, Inc., (0.76%, dated 4/28/17, due 5/1/17; proceeds $200,013; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 4/30/17 - 2/15/26; valued at $204,057)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (0.78%, dated 4/26/17, due 5/3/17; proceeds $425,064; fully collateralized by a U.S. Government obligation, 1.50% due 8/15/26; valued at $433,380)	$425,000	$425,000
Credit Agricole Corp., (Interest in $1,000,000 joint repurchase agreement, 0.79% dated 4/28/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,000,066 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 3/31/23; valued at $1,020,587)	500,000	500,000
Credit Agricole Corp., (Interest in $800,000 joint repurchase agreement, 0.81% dated 4/28/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $800,054 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and a U.S. Government obligation with various maturities to 4/1/47; valued at $823,140)	783,892	783,892
Deutsche Bank Securities, Inc., (0.85%, dated 4/28/17, due 5/1/17; proceeds $100,007; fully collateralized by various U.S. Government obligations, 0.63% - 1.50% due 5/31/20 - 7/15/21; valued at $101,943)	100,000	100,000
Goldman Sachs & Co., (0.79%, dated 4/28/17, due 5/1/17; proceeds $700,046; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 8/1/23 - 5/1/47; valued at $720,446)	700,000	700,000
HSBC Securities USA, Inc., (0.78%, dated 4/28/17, due 5/1/17; proceeds $200,013; fully collateralized by a U.S. Government obligation, 2.13% due 5/15/25; valued at $204,003)	200,000	200,000
ING Financial Markets LLC, (0.78%, dated 1/24/17, due 7/24/17; proceeds $225,882; fully collateralized by various U.S. Government agency securities, 1.89% - 3.38% due 5/1/29 - 7/1/46; valued at $231,750)	225,000	225,000
ING Financial Markets LLC, (0.78%, dated 1/30/17, due 7/24/17; proceeds $50,190; fully collateralized by a U.S. Government agency security, 3.20% due 12/1/40; valued at $51,500)	50,000	50,000
ING Financial Markets LLC, (0.80%, dated 4/28/17, due 5/1/17; proceeds $500,367; fully collateralized by a U.S. Government obligation, 2.00% due 9/30/20; valued at $510,394)	500,334	500,334
ING Financial Markets LLC, (0.81%, dated 4/26/17, due 6/15/17; proceeds $75,084; fully collateralized by various U.S. Government agency securities, 2.41% - 3.20% due 2/1/36 - 8/1/42; valued at $77,254)	75,000	75,000
	Face Amount (000)	Value (000)
ING Financial Markets LLC, (0.82%, dated 4/21/17, due 6/15/17; proceeds $100,125; fully collateralized by various U.S. Government agency securities, 2.82% - 4.16% due 6/1/35 - 8/1/45; valued at $103,003)	$100,000	$100,000
ING Financial Markets LLC, (0.84%, dated 3/17/17, due 6/15/17; proceeds $85,179; fully collateralized by various U.S. Government agency securities, 2.57% - 3.17% due 10/1/33 - 10/1/42; valued at $87,550)	85,000	85,000
JP Morgan Securities LLC, (0.81%, dated 4/28/17, due 5/1/17; proceeds $80,005; fully collateralized by a U.S. Government obligation, 0.75% due 10/31/18; valued at $81,602)	80,000	80,000
JP Morgan Securities LLC, (0.81%, dated 4/28/17, due 5/1/17; proceeds $110,007; fully collateralized by a U.S. Government obligation, 1.75% due 5/15/23; valued at $112,205)	110,000	110,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $400,000 joint repurchase agreement, 0.81% dated 4/28/17 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $400,027 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/20/47; valued at $411,988)	399,880	399,880
Merrill Lynch Pierce Fenner & Smith, (0.82%, dated 3/16/17, due 6/15/17; proceeds $501,036; fully collateralized by various U.S. Government agency securities, 0.75% - 4.00% due 12/1/26 - 5/1/47; valued at $515,122) (Demand 5/5/17)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (0.82%, dated 4/28/17, due 5/1/17; proceeds $293,270; fully collateralized by a U.S. Government obligation, 0.00% due 3/31/18; valued at $299,250)	293,250	293,250
Metlife Insurance Company, (0.83%, dated 4/28/17, due 5/1/17; proceeds $200,016; fully collateralized by various U.S. Government obligations, 1.50% due 5/31/20 - 8/15/26; valued at $204,217)	200,002	200,002
Mizuho Securities USA, Inc., (0.80%, dated 4/27/17, due 5/4/17; proceeds $250,039; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 1/5/22 - 12/1/46; valued at $256,817)	250,000	250,000
Natixis, (Interest in $2,000,000 joint repurchase agreement, 0.80% dated 4/28/17 under which Natixis, will repurchase the securities provided as collateral for $2,000,133 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/47; valued at $2,040,261)	625,000	625,000

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Natixis, (Interest in $1,500,000 joint repurchase agreement, 0.81% dated 4/28/17 under which Natixis, will repurchase the securities provided as collateral for $1,500,101 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/1/47; valued at $1,543,169)	$1,499,892	$1,499,892
Nomura Securities, (0.82%, dated 4/28/17, due 5/1/17; proceeds $200,014; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 8/10/17 - 2/15/47; valued at $203,949)	200,000	200,000
Nomura Securities, (0.83%, dated 4/28/17, due 5/1/17; proceeds $2,068,143; fully collateralized by various U.S. Government agency securities, 1.63% - 6.38% due 10/25/19 - 9/20/65; valued at $2,125,897)	2,068,000	2,068,000
Prudential Insurance Company of America, (0.84%, dated 4/28/17, due 5/1/17; proceeds $241,892; fully collateralized by a U.S. Government obligation, 2.88% due 8/15/45; valued at $247,500)	241,875	241,875
Prudential Legacy Insurance Company of New Jersey, (0.84%, dated 4/28/17, due 5/1/17; proceeds $427,318; fully collateralized by various U.S. Government obligations, 0.10% - 4.25% due 2/15/22 - 11/15/45; valued at $434,975)	427,288	427,288
RBC Capital Markets LLC, (0.57%, dated 2/10/17, due 5/11/17; proceeds $150,214; fully collateralized by various U.S. Government agency securities, 2.35% - 5.00% due 9/1/26 - 4/1/47; valued at $154,464) (Demand 5/5/17)	150,000	150,000
RBC Capital Markets LLC, (0.78%, dated 4/19/17, due 5/19/17; proceeds $750,488; fully collateralized by various U.S. Government agency securities, 0.00% - 4.50% due 2/1/31 - 5/1/47 and a U.S. Government obligation, 2.25% due 8/15/46; valued at $771,578) (Demand 5/5/17)	750,000	750,000
RBC Capital Markets LLC, (0.78%, dated 4/20/17, due 5/22/17; proceeds $650,451; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 9/1/18 - 5/1/47 and a U.S. Government obligation, 1.13% due 7/31/21; valued at $669,647) (Demand 5/5/17)	650,000	650,000
RBC Capital Markets LLC, (0.81%, dated 3/17/17, due 6/15/17; proceeds $310,628; fully collateralized by various U.S. Government agency securities, 2.13% - 6.05% due 11/1/26 - 5/1/47; valued at $318,865) (Demand 5/5/17)	310,000	310,000
	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.81%, dated 4/5/17, due 6/19/17; proceeds $200,338; fully collateralized by various U.S. Government agency securities, 2.43% - 6.00% due 8/1/25 - 4/20/47; valued at $206,014) (Demand 5/5/17)	$200,000	$200,000
RBC Capital Markets LLC, (0.84%, dated 3/16/17, due 6/15/17; proceeds $601,274; fully collateralized by various U.S. Government agency securities, 2.13% - 6.00% due 6/1/18 - 4/1/47; valued at $618,016)	600,000	600,000
RBC Capital Markets LLC, (0.84%, dated 3/17/17, due 6/15/17; proceeds $310,651; fully collateralized by various U.S. Government agency securities, 0.99% - 6.00% due 12/1/23 - 5/1/47; valued at $319,328) (Demand 5/5/17)	310,000	310,000
Societe Generale, (0.80%, dated 4/19/17, due 5/19/17; proceeds $200,133; fully collateralized by various U.S. Government obligations, 0.63% - 2.63% due 8/15/20 - 8/15/24; valued at $204,268)	200,000	200,000
Societe Generale, (0.84%, dated 4/28/17, due 5/1/17; proceeds $200,014; fully collateralized by various U.S. Government agency securities, 2.82% - 5.72% due 6/1/20 - 3/20/46 and U.S. Government obligations, 0.00% - 4.00% due 8/15/18 - 8/15/41; valued at $204,486)	200,000	200,000
TD Securities USA LLC, (0.80%, dated 4/27/17, due 5/4/17; proceeds $150,023; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 12/1/46 - 2/1/47 and U.S. Government obligations, 0.75% - 2.00% due 10/31/18 - 5/31/21; valued at $154,484)	150,000	150,000
TD Securities USA LLC, (0.82%, dated 4/28/17, due 5/1/17; proceeds $300,021; fully collateralized by various U.S. Government agency securities, 4.00% due 3/1/47 - 4/1/47 and U.S. Government obligations, 0.00% - 2.13% due 9/7/17 - 5/15/25; valued at $308,332)	300,000	300,000
Wells Fargo Bank NA, (0.65%, dated 12/7/16, due 6/15/17; proceeds $120,412; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 5/25/17 - 5/15/46; valued at $122,415)	120,000	120,000
Wells Fargo Securities LLC, (Interest in $350,000 joint repurchase agreement, 0.82% dated 4/28/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $350,024 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligation with various maturities to 11/15/45; valued at $357,093)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (Interest in $1,100,000 joint repurchase agreement, 0.83% dated 4/28/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,100,076 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/47; valued at $1,132,994)	$1,089,892	$1,089,892
Wells Fargo Securities LLC, (0.84%, dated 4/13/17, due 6/15/17; proceeds $600,882; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 2/1/31 - 5/1/47; valued at $618,033)	600,000	600,000
Total Repurchase Agreements (Cost $23,055,082)		23,055,082
U.S. Agency Securities (34.5%)
Federal Farm Credit Bank,
0.71%, 7/18/17 (a)	32,355	32,306
0.86%, 6/28/18 (b)	50,000	50,000
0.88%, 9/4/18 (b)	100,000	100,000
0.89%, 8/8/18 (b)	78,000	78,001
0.90%, 10/22/18 (b)	150,000	150,013
0.91%, 11/9/18 (b)	100,000	99,986
0.93%, 3/29/19 (b)	250,000	249,988
0.97%, 4/20/18 (b)	98,000	97,995
0.98%, 11/22/17 (b)	175,000	175,000
0.99%, 7/24/17 (b)	175,000	175,004
1.00%, 2/20/18 (b)	56,000	56,000
1.01%, 5/29/18 - 7/5/18 (b)	325,000	325,000
1.02%, 5/15/17 - 8/28/17 (b)	539,000	538,990
1.05%, 8/10/17 (b)	21,000	20,999
1.09%, 8/29/18 (b)	140,000	140,000
1.11%, 12/4/17 (b)	200,000	200,000
Federal Home Loan Bank,
0.58%, 6/2/17 - 6/9/17 (a)	250,000	249,854
0.60%, 6/1/17 (a)	160,000	159,917
0.64%, 5/26/17 - 7/31/17 (a)	587,000	586,151
0.65%, 8/1/17 - 8/11/17 (a)	442,000	441,224
0.67%, 6/14/17 - 8/16/17 (a)	274,000	273,539
0.68%, 6/15/17 - 8/22/17 (a)	480,000	479,335
0.70%, 8/23/17 (a)	125,000	124,725
0.75%, 5/25/17 (b)	65,000	65,000
0.76%, 6/20/17 (a)	663,000	662,302
0.76%, 8/14/17 - 8/21/17 (b)	195,000	194,996
0.77%, 5/23/17 (b)	100,000	100,000
0.80%, 6/26/17 (a)	100,000	99,875
0.80%, 10/20/17 (b)	30,000	29,999
0.81%, 8/24/17 - 8/25/17 (b)	170,000	170,000
0.83%, 6/21/17 - 4/25/18 (b)	610,000	609,981
0.84%, 9/7/17 - 10/6/17 (b)	300,000	300,000
0.85%, 2/23/18 - 2/28/18 (b)	1,049,000	1,049,000
0.86%, 10/10/18 - 10/19/18 (b)	90,000	89,984
0.87%, 10/2/17 - 11/24/17 (b)	275,000	275,000
	Face Amount (000)	Value (000)
0.89%, 2/16/18 (b)	$105,000	$105,000
0.90%, 2/22/18 (b)	350,000	350,000
0.92%, 5/19/17 (b)	325,000	325,000
0.93%, 2/5/18 - 3/29/18 (b)	1,200,000	1,199,995
0.94%, 8/21/17 - 6/5/18 (b)	1,444,000	1,443,977
0.95%, 11/1/17 (b)	85,000	85,000
0.96%, 3/8/18 (b)	220,000	219,997
0.97%, 8/28/17 - 3/16/18 (b)	730,000	729,993
1.00%, 5/1/17 - 5/4/17 (b)	425,000	425,000
1.01%, 8/3/17 (b)	160,000	160,000
1.02%, 7/7/17 (b)	78,000	78,000
1.03%, 8/21/17 - 8/25/17 (b)	336,250	336,243
1.04%, 9/1/17 (b)	204,000	204,000
1.08%, 6/14/17 - 2/5/18 (b)	625,000	625,000
1.10%, 9/11/17 - 9/13/17 (b)	253,000	252,995
Federal Home Loan Mortgage Corporation,
1.07%, 12/21/17 (b)	200,000	200,000
1.12%, 7/21/17 (b)	400,000	399,991
1.13%, 1/8/18 - 3/8/18 (b)	320,000	320,000
Federal National Mortgage Association,
0.99%, 10/5/17 (b)	200,000	199,987
1.00%, 9/8/17 (b)	123,000	122,996
1.13%, 1/11/18 (b)	260,000	260,000
Total U.S. Agency Securities (Cost $16,493,338)		16,493,338
U.S. Treasury Securities (14.7%)
U.S. Treasury Bills,
0.66%, 8/17/17 (c)	250,000	249,516
0.67%, 6/29/17 (c)	350,000	349,621
U.S. Treasury Notes,
0.50%, 7/31/17	375,000	374,810
0.63%, 5/31/17 - 8/31/17	2,046,000	2,045,545
0.75%, 6/30/17	350,000	350,052
0.88%, 6/15/17 - 8/15/17	480,000	480,158
1.01%, 4/30/18 (b)	650,000	651,080
1.88%, 8/31/17	1,156,000	1,160,410
2.38%, 7/31/17	673,000	675,775
2.50%, 6/30/17	501,000	502,509
2.75%, 5/31/17	185,000	185,321
Total U.S. Treasury Securities (Cost $7,024,797)		7,024,797
Total Investments (97.5%) (Cost $46,573,217) (d)		46,573,217
Other Assets in Excess of Liabilities (2.5%)		1,184,351
Net Assets (100.0%)		$47,757,568

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2017.

(c)  Rate shown is the yield to maturity at April 30, 2017.

(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	49.5%
U.S. Agency Securities	35.4
U.S. Treasury Securities	15.1
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited)

Government Securities Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreement (34.6%)
Federal Reserve Bank of New York, (0.75%, dated 4/28/17, due 5/1/17; proceeds $7,295,456; fully collateralized by various U.S. Government obligations, 1.13% - 4.38% due 11/15/20 - 11/15/41; valued at $7,306,826)	$7,295,000	$7,295,000
U.S. Agency Securities (49.8%)
Federal Farm Credit Bank,
0.57%, 5/4/17 - 6/27/17 (a)	63,980	63,934
0.68%, 9/7/17 (a)	100,000	99,756
0.71%, 7/18/17 (a)	15,000	14,977
0.85%, 7/10/18 (b)	35,000	35,000
0.86%, 6/28/18 (b)	25,000	25,000
0.88%, 9/4/18 (b)	50,000	50,000
0.90%, 2/7/18 (b)	200,000	200,000
0.91%, 11/9/18 (b)	75,000	74,989
0.93%, 3/29/19 (b)	25,000	24,999
0.94%, 11/20/17 (b)	75,000	75,000
0.95%, 7/6/18 (b)	50,000	50,000
0.98%, 9/25/17 - 11/22/17 (b)	185,000	184,999
1.00%, 2/20/18 (b)	23,000	23,000
1.01%, 7/5/18 (b)	40,000	40,000
1.02%, 8/4/17 - 11/13/17 (b)	54,000	53,997
1.05%, 10/22/18 (b)	25,000	25,060
1.06%, 7/20/17 - 2/8/18 (b)	150,000	150,025
1.09%, 8/29/18 (b)	125,000	125,000
Federal Home Loan Bank,
0.55%, 5/26/17 (a)	425,000	424,838
0.60%, 6/1/17 (a)	70,000	69,964
0.63%, 5/30/17	50,000	50,001
0.63%, 7/25/17 (a)	300,000	299,554
0.64%, 7/26/17 - 7/31/17 (a)	125,000	124,807
0.65%, 5/23/17 - 8/11/17 (a)	175,000	174,785
0.67%, 8/16/17 (a)	75,000	74,851
0.68%, 6/15/17 (a)	50,000	49,958
0.70%, 8/23/17 (a)	50,000	49,890
0.71%, 5/24/17 (a)	1,115,000	1,114,497
0.73%, 5/19/17 (a)	244,500	244,411
0.75%, 5/25/17 (b)	125,000	125,000
0.76%, 5/15/17 - 8/14/17 (b)	281,000	280,999
0.76%, 5/5/17 (a)	20,000	19,998
0.77%, 5/10/17 - 5/31/17 (a)	751,400	751,216
0.77%, 5/23/17 (b)	130,000	130,000
0.79%, 6/16/17 (a)	160,000	159,838
0.80%, 6/20/17 (a)	50,000	49,944
0.80%, 10/20/17 (b)	14,000	14,000
0.81%, 8/24/17 - 8/25/17 (b)	325,000	325,000
0.82%, 9/1/17 (b)	38,000	38,009
0.83%, 6/21/17 - 4/25/18 (b)	245,000	244,991
0.84%, 9/7/17 - 10/6/17 (b)	125,000	125,000
0.85%, 11/13/17 - 2/23/18 (b)	202,000	202,000
0.86%, 11/16/17 - 10/19/18 (b)	373,000	372,988
0.87%, 10/2/17 - 11/24/17 (b)	205,000	205,000
	Face Amount (000)	Value (000)
0.88%, 2/12/18 (b)	$970,000	$970,000
0.89%, 2/16/18 (b)	330,000	330,000
0.90%, 2/22/18 (b)	325,000	325,000
0.92%, 5/19/17 (b)	135,000	135,000
0.93%, 2/5/18 - 3/29/18 (b)	225,000	224,997
0.94%, 8/21/17 - 6/5/18 (b)	277,000	276,994
0.97%, 8/28/17 - 3/16/18 (b)	515,000	514,996
0.98%, 6/9/17 - 8/18/17 (b)	204,500	204,499
1.00%, 5/1/17 - 8/9/17 (b)	30,325	30,342
1.01%, 8/3/17 (b)	10,000	10,000
1.04%, 11/17/17 (b)	250,000	250,000
1.06%, 12/7/17 (b)	30,000	30,023
1.08%, 2/5/18 (b)	91,100	91,107
1.09%, 10/27/17 (b)	84,800	84,844
Total U.S. Agency Securities (Cost $10,515,077)		10,515,077
U.S. Treasury Securities (11.3%)
U.S. Treasury Bills,
0.66%, 8/17/17 (c)	80,000	79,845
0.67%, 6/29/17 (c)	350,000	349,621
U.S. Treasury Notes,
0.63%, 5/31/17 - 8/31/17	507,421	507,363
0.75%, 6/30/17	307,000	306,982
0.88%, 6/15/17	25,000	25,007
1.88%, 8/31/17	265,000	266,023
2.38%, 7/31/17	50,000	50,205
2.50%, 6/30/17	340,000	341,062
2.75%, 5/31/17	460,000	460,827
Total U.S. Treasury Securities (Cost $2,386,935)		2,386,935
Total Investments (95.7%) (Cost $20,197,012) (d)		20,197,012
Other Assets in Excess of Liabilities (4.3%)		912,726
Net Assets (100.0%)		$21,109,738

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2017.

(c)  Rate shown is the yield to maturity at April 30, 2017.

(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Government Securities Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	52.1%
Repurchase Agreement	36.1
U.S. Treasury Securities	11.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (45.3%)
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 0.81% dated 4/28/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,068 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/44; valued at $1,020,308)	$750,000	$750,000
Bank of Montreal, (0.55%, dated 2/8/17, due 5/10/17; proceeds $100,139; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 10/26/17 - 2/15/47; valued at $102,065) (Demand 5/5/17)	100,000	100,000
Bank of Nova Scotia, (0.79%, dated 9/22/16, due 9/21/17; proceeds $907,171; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 5/18/17 - 2/15/47; valued at $918,162) (Demand 5/5/17)	900,000	900,000
Barclays Capital, Inc., (0.80.%, dated 4/28/17, due 5/1/17; proceeds $50,003; fully collateralized by various U.S. Government obligations, 0.75% - 2.50% due 2/28/18 - 5/15/46; valued at $51,008)	50,000	50,000
BNP Paribas Securities Corp., (Interest in $400,000 joint repurchase agreement, 0.82% dated 4/28/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $400,027 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/45; valued at $407,729)	160,000	160,000
Citigroup Global Markets, Inc., (0.78%, dated 4/26/17, due 5/3/17; proceeds $25,004; fully collateralized by a U.S. Government obligation, 1.88% due 6/30/20; valued at $25,453)	25,000	25,000
Credit Agricole Corp., (Interest in $1,000,000 joint repurchase agreement, 0.79% dated 4/28/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,000,066 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 3/31/23; valued at $1,020,587)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (0.82%, dated 4/28/17, due 5/1/17; proceeds $297,020; fully collateralized by a U.S. Government obligation, 1.88% due 2/28/22; valued at $302,910)	297,000	297,000
	Face Amount (000)	Value (000)
Natixis, (Interest in $2,000,000 joint repurchase agreement, 0.80% dated 4/28/17 under which Natixis, will repurchase the securities provided as collateral for $2,000,133 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/47; valued at $2,040,261)	$1,375,000	$1,375,000
Nomura Securities, (0.82%, dated 4/28/17, due 5/1/17; proceeds $550,038; fully collateralized by various U.S. Government obligations, 0.00% - 6.50% due 5/15/17 - 5/15/46; valued at $561,146)	550,000	550,000
Prudential Insurance Company of America, (0.84%, dated 4/28/17, due 5/1/17; proceeds $153,574; fully collateralized by a U.S. Government obligation, 0.01% due 8/15/43; valued at $156,625)	153,563	153,563
Prudential Legacy Insurance Company of New Jersey, (0.84%, dated 4/28/17, due 5/1/17; proceeds $320,635; fully collateralized by various U.S. Government obligations, 0.01% due 5/15/27 - 2/15/44; valued at $326,400)	320,613	320,613
RBC Capital Markets LLC, (0.55%, dated 2/10/17, due 5/11/17; proceeds $100,138; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 8/15/18 - 8/15/36; valued at $102,002) (Demand 5/5/17)	100,000	100,000
Societe Generale, (0.60%, dated 2/6/17, due 5/5/17; proceeds $75,110; fully collateralized by various U.S. Government obligations, 0.00% - 8.13% due 2/15/18 - 11/15/46; valued at $76,451)	75,000	75,000
TD Securities USA LLC, (0.78%, dated 4/27/17, due 5/4/17; proceeds $150,023; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 6/8/17 - 5/15/45; valued at $152,576)	150,000	150,000
Wells Fargo Bank NA, (0.60%, dated 1/4/17, due 5/16/17; proceeds $175,385; fully collateralized by various U.S. Government obligations, 0.00% - 6.25% due 5/25/17 - 2/15/46; valued at $178,454)	175,000	175,000
Wells Fargo Bank NA, (0.62%, dated 1/4/17, due 6/16/17; proceeds $225,632; fully collateralized by various U.S. Government obligations, 0.00% - 6.25% due 5/25/17 - 5/15/46; valued at $229,519)	225,000	225,000
Wells Fargo Securities LLC, (0.82%, dated 4/13/17, due 6/15/17; proceeds $250,359; fully collateralized by various U.S. Government obligations, 0.88% - 1.38% due 6/15/17 - 1/15/20; valued at $255,260)	250,000	250,000

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (Interest in $350,000 joint repurchase agreement, 0.82% dated 4/28/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $350,024 on 5/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligation with various maturities to 5/15/45; valued at $357,093)	$250,000	$250,000
Total Repurchase Agreements (Cost $6,406,176)		6,406,176
U.S. Treasury Securities (44.8%)
U.S. Treasury Bills,
0.66%, 6/22/17 (a)	190,000	189,823
0.67%, 6/29/17 (a)	200,000	199,784
U.S. Treasury Bond
8.75%, 5/15/17	95,000	95,297
U.S. Treasury Notes,
0.50%, 7/31/17	125,000	124,936
0.63%, 5/31/17 - 8/31/17	1,043,336	1,043,178
0.75%, 6/30/17	193,000	193,028
0.88%, 5/15/17 - 8/15/17	495,000	495,116
0.99%, 10/31/17 - 10/31/18 (b)	910,000	909,875
1.00%, 7/31/18 (b)	72,000	72,112
1.01%, 4/30/18 (b)	1,850,000	1,850,581
1.09%, 1/31/18 (b)	335,000	335,320
1.88%, 8/31/17	403,000	404,525
2.38%, 7/31/17	128,300	128,840
2.50%, 6/30/17	215,000	215,655
2.75%, 5/31/17	85,000	85,148
Total U.S. Treasury Securities (Cost $6,343,218)		6,343,218
Total Investments (90.1%) (Cost $12,749,394) (c)		12,749,394
Other Assets in Excess of Liabilities (9.9%)		1,406,883
Net Assets (100.0%)		$14,156,277

(a)  Rate shown is the yield to maturity at April 30, 2017.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2017.

(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	50.2%
U.S. Treasury Securities	49.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited)

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (89.8%)
U.S. Treasury Bills,
0.61%, 7/27/17 (a)	$300,000	$299,565
0.66%, 8/17/17 (a)	300,000	299,420
0.73%, 5/18/17 (a)	1,423,030	1,422,546
0.74%, 5/4/17 - 5/25/17 (a)	1,920,400	1,920,008
0.76%, 6/22/17 - 6/29/17 (a)	2,000,000	1,997,645
0.77%, 5/11/17 (a)	595,000	594,875
0.79%, 6/15/17 (a)	2,960,840	2,957,953
U.S. Treasury Bond
8.75%, 5/15/17	40,000	40,125
U.S. Treasury Notes,
0.50%, 7/31/17	105,000	104,945
0.63%, 5/31/17 - 8/31/17	1,710,504	1,710,416
0.75%, 6/30/17	150,000	150,004
0.88%, 5/15/17 - 8/15/17	448,000	448,126
0.90%, 7/31/17 (b)	707,000	707,172
0.99%, 10/31/17 - 10/31/18 (b)	1,064,000	1,064,168
1.00%, 7/31/18 (b)	275,000	275,226
1.01%, 4/30/18 (b)	1,025,000	1,025,491
1.09%, 1/31/18 (b)	522,000	522,563
1.88%, 8/31/17	289,000	290,094
2.38%, 7/31/17	203,067	203,928
2.50%, 6/30/17	465,000	466,450
2.75%, 5/31/17	609,323	610,390
4.50%, 5/15/17	250,000	250,380
Total Investments (89.8%) (Cost $17,361,490) (c)		17,361,490
Other Assets in Excess of Liabilities (10.2%)		1,972,995
Net Assets (100.0%)		$19,334,485

(a)  Rate shown is the yield to maturity at April 30, 2017.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2017.

(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.8%)
Weekly Variable Rate Bonds (76.3%)
Austin, TX, Water & Wastewater System Ser 2008 0.90%, 5/15/31	$5,000	$5,000
Charlotte, NC, Water & Sewer System Ser 2006 B 0.88%, 7/1/36	2,000	2,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A 0.90%, 11/1/35	4,700	4,700
Utilities System Sub Lien Ser 2009 C 0.90%, 11/1/28	1,630	1,630
District of Columbia, The Pew Charitable Trusts Ser 2008 A 0.91%, 4/1/38	5,615	5,615
District of Columbia Water & Sewer Authority, Public Utility SE 0.86%, 10/1/50	2,100	2,100
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation Ser 2005 C-2 0.94%, 5/15/26	2,600	2,600
Gainesville, FL, Utilities System 2008 Ser B 0.90%, 10/1/38	1,730	1,730
Houston, TX, Combined Utility System First Lien Ser 2004 B-2 0.91%, 5/15/34	6,500	6,500
Combined Utility System First Lien Ser 2004 B-5 0.91%, 5/15/34	1,000	1,000
King County, WA, Limited Tax Sewer Ser 2010 A 0.91%, 1/1/40	2,015	2,015
Massachusetts Water Resources Authority, Gen Ser 2008 A-3 0.92%, 8/1/37	2,000	2,000
Gen Ser 2008 F 0.89%, 8/1/29	5,200	5,200
Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-2 0.90%, 11/1/35	4,400	4,400
Transportation Ser 2012 G-2 0.87%, 11/1/32	2,000	2,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2 0.90%, 10/1/39	3,100	3,100
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC 0.90%, 6/15/41	5,500	5,500
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2013 Ser C-5 0.87%, 11/1/41	1,920	1,920
New York City, NY, Fiscal 2014 Ser D Subser D-5 0.91%, 8/1/41	2,800	2,800
New York State Energy Research & Development Authority Facilities, Consolidated Edison Co. Ser 2005 Subser A-2 0.92%, 5/1/39	5,300	5,300
North Texas Tollway Authority, TX, Ser 2009 D 0.90%, 1/1/49	5,300	5,300
	Face Amount (000)	Value (000)
Orlando Utilities Commission, FL, Utility System Ser 2008-2 0.90%, 10/1/33	$2,000	$2,000
Utility System Ser 2015 B 0.91%, 10/1/39	4,500	4,500
Texas Transportation Commission, Mobility Fund Ser 2006 B 0.90%, 4/1/36	6,500	6,500
State Highway Fund First Tier Revenue Bonds 0.88%, 4/1/32	4,000	4,000
Triborough Bridge & Tunnel Authority, NY, Ser 2005 A 0.90%, 11/1/35	4,000	4,000
University of Massachusetts Building Authority, Senior Ser 2011-1 0.90%, 11/1/34	7,500	7,500
University of Texas Regents, Financing System Ser 2008 B 0.87%, 8/1/39	150	150
Permanent University Fund Ser 2008 A 0.87%, 7/1/38	4,800	4,800
Utah State, Associated Municipal Power Systems, Horse Butte Wind Project, Variable Rate Demand Revenue Bonds, Series 2012 B 0.90%, 9/1/32	4,800	4,800
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs 0.93%, 6/1/23	6,800	6,800
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C 0.95%, 5/15/39 (a)	1,830	1,830
		119,290
Daily Variable Rate Bonds (13.7%)
JP Morgan Chase & Co., MA, 2015 Ser C PUTTERs Ser 5005 0.92%, 6/1/18 (a)	4,400	4,400
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012 0.92%, 11/1/19 (a)	7,050	7,050
Mississippi Business Finance Corporation, Chevron USA Ser 2010 G 0.87%, 11/1/35	1,600	1,600
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2011 Ser FF-2 0.92%, 6/15/44	2,000	2,000
New York City, NY, Fiscal 2013 Subser A-3 0.90%, 10/1/40	4,300	4,300
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F 0.92%, 11/1/32	2,000	2,000
		21,350
Commercial Paper (9.8%)
Gainesville, FL, Utilities System 1992 Ser C 0.92%, 5/2/17	5,000	5,000
Harris County, TX, Notes Ser A-1 0.92%, 5/2/17	5,300	5,300

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Portfolio of Investments (unaudited) (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (cont'd)
Houston, TX, Ser G-2 0.92%, 5/4/17	$5,000	$5,000
		15,300
Total Investments (99.8%) (Cost $155,940) (b)		155,940
Other Assets in Excess of Liabilities (0.2%)		278
Net Assets (100.0%)		$156,218

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

BANs  Bond Anticipation Notes.

PUTTERs  Puttable Tax-Exempt Receipts.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	76.5%
Daily Variable Rate Bonds	13.7
Commercial Paper	9.8
Total Investments	100.0%

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$43,550	27.9%
New York	41,270	26.4
Massachusetts	19,100	12.2
Florida	13,230	8.5
District of Columbia	10,815	6.9
Maryland	6,800	4.4
Utah	6,630	4.2
Colorado	6,330	4.0
Virginia	2,600	1.7
Washington	2,015	1.3
North Carolina	2,000	1.3
Mississippi	1,600	1.0
	$155,940	99.8%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Assets and Liabilities (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$393,168		$3,704,490	$46,573,217	$20,197,012
Total Investments in Securities, at Value(1)	393,262		3,705,215	46,573,217	20,197,012
Cash	475		5	1,163,793	823,257
Interest Receivable	207		1,651	41,322	20,926
Due from Adviser	15		—	—	—
Receivable for Investments Sold	—		—	—	75,160
Other Assets	259		865	2,156	1,472
Total Assets	394,218		3,707,736	47,780,488	21,117,827
Liabilities:
Dividends Payable	52		1,176	14,587	10
Payable for Custodian Fees	67		99	519	46
Payable for Advisory Fees	—		75	4,635	2,436
Payable for Professional Fees	39		34	40	33
Payable for Administration Fees	—	@	145	1,948	912
Payable for Transfer Agency Fees	10		59	54	8
Payable for Administration Plan Fees — Institutional Select Class	—	@	—	59	—	@
Payable for Administration Plan Fees — Investor Class	—		—	6	—	@
Payable for Administration Plan Fees — Administrative Class	—		—	20	—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	231	—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—	1	4,549
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	3		2	12	—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—		—	— @	—
Other Liabilities	141		684	808	95
Total Liabilities	312		2,274	22,920	8,089
Net Assets	$393,906		$3,705,462	$47,757,568	$21,109,738
Net Assets Consist of:
Paid-in-Capital	$393,752		$3,704,812	$47,758,039	$21,109,287
Accumulated Undistributed Net Investment Income (Loss)	40		(96)	(70)	12
Accumulated Net Realized Gain (Loss)	20		21	(401)	439
Unrealized Appreciation (Depreciation) on: Investments	94		725	—	—
Net Assets	$393,906		$3,705,462	$47,757,568	$21,109,738
(1) Including: Repurchase Agreements, at Value	$131,000		$1,362,000	$23,055,082	$7,295,000

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Assets and Liabilities (unaudited) (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$368,170	$3,685,791	$44,920,509	$63,660
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	367,991,170	3,683,879,603	44,920,414,964	63,645,657
Net Asset Value, Offering and Redemption Price Per Share	$1.0005	$1.0005	$1.000	$1.000
INSTITUTIONAL SELECT CLASS:
Net Assets	$50	$—	$1,412,578	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	—	1,412,576,094	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.0003	$—	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$79,720	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	79,720,910	50,000
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$144,679	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	144,678,761	50,000
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$2	$—	$1,118,862	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,216	—	1,118,879,261	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.0007	$—	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$50	$—	$1,657	$21,043,713
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	—	1,656,615	21,043,251,578
Net Asset Value, Offering and Redemption Price Per Share	$1.0003	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$25,634	$19,671	$79,513	$2,165
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	25,628,354	19,665,113	79,513,281	2,164,380
Net Asset Value, Offering and Redemption Price Per Share	$1.0002	$1.0003	$1.000	$1.000
SELECT CLASS:
Net Assets	$—	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Assets and Liabilities (unaudited)

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$12,749,394		$17,361,490		$155,940
Total Investments in Securities, at Value(1)	12,749,394		17,361,490		155,940
Cash	1,387,122		1,936,761		81
Interest Receivable	26,009		43,686		123
Due from Adviser	—		—		6
Receivable for Portfolio Shares Sold	—		—		—	@
Other Assets	848		778		195
Total Assets	14,163,373		19,342,715		156,345
Liabilities:
Dividends Payable	4,221		4,893		11
Payable for Custodian Fees	254		235		4
Payable for Advisory Fees	1,429		1,951		—
Payable for Professional Fees	35		32		35
Payable for Administration Fees	605		815		—	@
Payable for Transfer Agency Fees	21		32		11
Payable for Administration Plan Fees — Institutional Select Class	10		10		—	@
Payable for Administration Plan Fees — Investor Class	1		5		—
Payable for Administration Plan Fees — Administrative Class	—	@	—	@	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	106		—	@	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	1		—	@	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	8		13		3
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—	@	—	@	—
Other Liabilities	405		244		63
Total Liabilities	7,096		8,230		127
Net Assets	$14,156,277		$19,334,485		$156,218
Net Assets Consist of:
Paid-in-Capital	$14,156,164		$19,334,439		$156,295
Accumulated Undistributed Net Investment Income (Loss)	147		67		(58)
Accumulated Net Realized Loss	(34)		(21)		(19)
Net Assets	$14,156,277		$19,334,485		$156,218
(1) Including: Repurchase Agreements, at Value	$6,406,176		$—		$—

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Assets and Liabilities (unaudited) (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$13,286,108	$18,925,673	$127,327
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	13,285,834,808	18,925,598,758	127,325,393
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
INSTITUTIONAL SELECT CLASS:
Net Assets	$274,458	$239,099	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	274,456,947	239,099,820	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
INVESTOR CLASS:
Net Assets	$18,097	$64,083	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	18,096,385	64,082,308	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$2,098	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,098,287	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$506,786	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	506,777,261	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$2,959	$498	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,958,602	498,358	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$65,721	$104,982	$28,841
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	65,716,723	104,983,352	28,839,594
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
SELECT CLASS:
Net Assets	$50	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Operations (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$1,793		$10,852	$171,102	$68,885
Expenses:
Advisory Fees (Note B)	286		1,646	40,682	17,432
Administration Fees (Note C)	95		549	13,561	5,811
Registration and Filing Fees	55		66	288	525
Custodian Fees (Note F)	53		51	593	191
Administration Plan Fees — Institutional Select Class (Note D)	—	@	6	406	—	@
Administration Plan Fees — Investor Class (Note D)	—		—	32	—	@
Administration Plan Fees — Administrative Class (Note D)	—		—	203	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	— @	1,420	—	@
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	4	57,818
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	24		16	82	2
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—	— @	—
Trustees' Fees and Expenses	16		20	506	251
Professional Fees	50		45	51	47
Pricing Fees	15		18	19	16
Transfer Agency Fees (Note E)	27		102	134	13
Shareholder Reporting Fees	4		10	23	15
Other Expenses	23		50	157	67
Total Expenses	648		2,579	58,161	82,188
Waiver of Advisory Fees (Note B)	(286)		(1,503)	(8,926)	(1,710)
Waiver of Administration Fees (Note C)	(95)		(124)	—	—
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—		—	—	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—		—	(1)	(30,358)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—	(— @)	—
Expenses Reimbursed by Adviser (Note B)	(84)		—	—	—
Net Expenses	183		952	49,234	50,120
Net Investment Income	1,610		9,900	121,868	18,765
Realized Gain (Loss):
Investments Sold	20		21	(92)	439
Change in Unrealized Appreciation (Depreciation):
Investments	81		688	—	—
Net Increase in Net Assets Resulting from Operations	$1,711		$10,609	$121,776	$19,204

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Operations (unaudited) (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$51,995	$56,035		$431
Expenses:
Advisory Fees (Note B)	13,332	14,637		93
Administration Fees (Note C)	4,444	4,879		31
Registration and Filing Fees	93	143		34
Custodian Fees (Note F)	254	239		4
Administration Plan Fees — Institutional Select Class (Note D)	73	65		— @
Administration Plan Fees — Investor Class (Note D)	7	35		—
Administration Plan Fees — Administrative Class (Note D)	1	—	@	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	665	21		—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	7	1		—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	48	75		22
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	—	@	—
Trustees' Fees and Expenses	228	210		2
Professional Fees	50	53		44
Pricing Fees	14	13		13
Transfer Agency Fees (Note E)	57	74		31
Shareholder Reporting Fees	10	10		— @
Other Expenses	76	74		16
Total Expenses	19,359	20,529		290
Waiver of Advisory Fees (Note B)	(2,558)	(2,767)		(93)
Waiver of Administration Fees (Note C)	—	—		(30)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(8)	(2)		—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(2)	(—	@)	—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	(— @)	(—	@)	—
Expenses Reimbursed by Adviser (Note B)	—	—		(33)
Net Expenses	16,791	17,760		134
Net Investment Income	35,204	38,275		297
Realized Gain (Loss):
Investments Sold	(34)	(21)		2
Net Increase in Net Assets Resulting from Operations	$35,170	$38,254		$299

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,610	$16,103	$9,900	$54,697
Net Realized Gain	20	268	21	1,140
Net Change in Unrealized Appreciation	81	13	688	37
Net Increase in Net Assets Resulting from Operations	1,711	16,384	10,609	55,874
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,498)	(15,690)	(9,743)	(54,632)
Institutional Select Class:
Net Investment Income	(— @)	(493)	(84)	(405)
Investor Class:
Net Investment Income	—	(1)	—	(361)
Administrative Class:
Net Investment Income	—	(5)	—	(— @)
Advisory Class:
Net Investment Income	(— @)	(18)	(— @)	(267)
Participant Class:
Net Investment Income	(— @)	(— @)	—	(1)
Cash Management Class:
Net Investment Income	(112)	(79)	(73)	(70)
Total Distributions	(1,610)	(16,286)	(9,900)	(55,736)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	919,756	25,809,568	9,309,949	252,911,521
Distributions Reinvested	1,293	9,174	5,201	20,543
Redeemed	(1,003,098)	(28,752,472)	(7,502,732)	(269,706,272)
Institutional Select Class:
Subscribed	—	9,874,900	50,001	645,542
Distributions Reinvested	—	25	46	263
Redeemed	—	(9,874,925)	(60,087)	(873,506)
Investor Class:
Subscribed	—	6,024	—	53,229
Distributions Reinvested	—	1	—	357
Redeemed	—	(6,181)	—	(192,265)
Administrative Class:
Distributions Reinvested	—	5	—	—
Redeemed	—	(2,316)	—	(70)
Advisory Class:
Subscribed	—	73,465	945	1,749,787
Distributions Reinvested	— @	— @	—	131
Redeemed	—	(73,955)	(5,417)	(1,975,037)
Participant Class:
Subscribed	—	6,387	—	2,895
Distributions Reinvested	—	—	—	1
Redeemed	(3)	(6,954)	—	(6,046)
Cash Management Class:
Subscribed	17,215	48,173	11,024	109,581
Distributions Reinvested	105	77	71	64
Redeemed	(21,349)	(42,067)	(10,594)	(113,855)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(86,081)	(2,931,071)	1,798,407	(17,373,137)
Total Increase (Decrease) in Net Assets	(85,980)	(2,930,973)	1,799,116	(17,372,999)
Net Assets:
Beginning of Period	479,886	3,410,859	1,906,346	19,279,345
End of Period	$393,906	$479,886	$3,705,462	$1,906,346
Accumulated Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$40	$40	$(96)	$(96)

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	919,441	25,809,533	9,306,422	252,911,118
Shares Issued on Distributions Reinvested	1,293	9,174	5,199	20,543
Shares Redeemed	(1,002,770)	(28,752,400)	(7,500,026)	(269,705,585)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(82,036)	(2,933,693)	1,811,595	(16,773,924)
Institutional Select Class:
Shares Subscribed	—	9,874,900	49,975	645,542
Shares Issued on Distributions Reinvested	—	25	46	263
Shares Redeemed	—	(9,874,925)	(60,051)	(873,506)
Net Decrease in Institutional Select Class Shares Outstanding	—	—	(10,030)	(227,701)
Investor Class:
Shares Subscribed	—	6,024	—	53,229
Shares Issued on Distributions Reinvested	—	1	—	357
Shares Redeemed	—	(6,181)	—	(192,265)
Net Decrease in Investor Class Shares Outstanding	—	(156)	—	(138,679)
Administrative Class:
Shares Issued on Distributions Reinvested	—	5	—	—
Shares Redeemed	—	(2,316)	—	(70)
Net Decrease in Administrative Class Shares Outstanding	—	(2,311)	—	(70)
Advisory Class:
Shares Subscribed	—	73,465	946	1,749,787
Shares Issued on Distributions Reinvested	— @@	— @@	—	131
Shares Redeemed	—	(73,955)	(5,417)	(1,975,037)
Net Increase (Decrease) in Advisory Class Shares Outstanding	— @@	(490)	(4,471)	(225,119)
Participant Class:
Shares Subscribed	—	6,387	—	2,895
Shares Issued on Distributions Reinvested	—	—	—	1
Shares Redeemed	(3)	(6,954)	—	(6,046)
Net Decrease) in Participant Class Shares Outstanding	(3)	(567)	—	(3,150)
Cash Management Class:
Shares Subscribed	17,214	48,173	11,022	109,581
Shares Issued on Distributions Reinvested	105	77	71	64
Shares Redeemed	(21,345)	(42,067)	(10,592)	(113,855)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(4,026)	6,183	501	(4,210)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$121,868	$89,185	$18,765	$1,115
Net Realized Gain (Loss)	(92)	(323)	439	23
Net Increase in Net Assets Resulting from Operations	121,776	88,862	19,204	1,138
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(116,719)	(86,596)	(222)	(35)
Institutional Select Class:
Net Investment Income	(3,265)	(2,109)	(— @)	(— @)
Investor Class:
Net Investment Income	(121)	(52)	(— @)	(— @)
Administrative Class:
Net Investment Income	(391)	(7)	(— @)	(— @)
Advisory Class:
Net Investment Income	(1,207)	(310)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(18,540)	(1,079)
Cash Management Class:
Net Investment Income	(165)	(111)	(3)	(1)
Select Class:
Net Investment Income	(— @)	(— @)	—	—
Total Distributions	(121,868)	(89,185)	(18,765)	(1,115)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	347,132,334	504,665,796	1,369,681	742,580
Distributions Reinvested	45,840	30,492	88	26
Redeemed	(352,140,615)	(493,458,817)	(1,371,902)	(698,129)
Institutional Select Class:
Subscribed	5,754,429	7,347,801	—	2,097
Distributions Reinvested	705	449	—	— @
Redeemed	(5,963,445)	(6,283,393)	—	(2,097)
Investor Class:
Subscribed	210,147	61,601	—	—
Distributions Reinvested	121	52	—	—
Redeemed	(170,129)	(64,293)	—	—
Administrative Class:
Subscribed	1,401,141	175,289	—	—
Distributions Reinvested	391	7	—	—
Redeemed	(1,280,740)	(151,905)	—	—
Advisory Class:
Subscribed	1,259,512	3,899,326	—	—
Distributions Reinvested	76	8	—	—
Redeemed	(1,293,134)	(4,919,113)	—	—
Participant Class:
Subscribed	166	1,683	58,704,304	49,534,792
Distributions Reinvested	— @	— @	18,698	1,079
Redeemed	(242)	—	(61,449,927)	(25,765,744)
Cash Management Class:
Subscribed	51,702	309,671	10,000	11,141
Distributions Reinvested	158	111	3	1
Redeemed	(103,986)	(321,234)	(13,153)	(7,252)
Select Class:
Subscribed	—	50 *	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,095,569)	11,293,581	(2,732,208)	23,818,494
Total Increase (Decrease) in Net Assets	(5,095,661)	11,293,258	(2,731,769)	23,818,517
Net Assets:
Beginning of Period	52,853,229	41,559,971	23,841,507	22,990
End of Period	$47,757,568	$52,853,229	$21,109,738	$23,841,507
Accumulated Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$(70)	$(70)	$12	$12

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	347,132,334	504,665,796	1,369,681	742,580
Shares Issued on Distributions Reinvested	45,840	30,492	88	26
Shares Redeemed	(352,140,615)	(493,458,817)	(1,371,902)	(698,129)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(4,962,441)	11,237,471	(2,133)	44,477
Institutional Select Class:
Shares Subscribed	5,754,429	7,347,801	—	2,097
Shares Issued on Distributions Reinvested	705	449	—	— @@
Shares Redeemed	(5,963,445)	(6,283,393)	—	(2,097)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(208,311)	1,064,857	—	—
Investor Class:
Shares Subscribed	210,147	61,601	—	—
Shares Issued on Distributions Reinvested	121	52	—	—
Shares Redeemed	(170,129)	(64,293)	—	—
Net Increase (Decrease) in Investor Class Shares Outstanding	40,139	(2,640)	—	—
Administrative Class:
Shares Subscribed	1,401,141	175,289	—	—
Shares Issued on Distributions Reinvested	391	7	—	—
Shares Redeemed	(1,280,740)	(151,905)	—	—
Net Increase in Administrative Class Shares Outstanding	120,792	23,391	—	—
Advisory Class:
Shares Subscribed	1,259,512	3,899,326	—	—
Shares Issued on Distributions Reinvested	76	8	—	—
Shares Redeemed	(1,293,134)	(4,919,113)	—	—
Net Decrease in Advisory Class Shares Outstanding	(33,546)	(1,019,779)	—	—
Participant Class:
Shares Subscribed	166	1,683	58,704,304	49,534,792
Shares Issued on Distributions Reinvested	— @@	— @@	18,698	1,079
Shares Redeemed	(242)	—	(61,449,927)	(25,765,744)
Net Increase (Decrease) in Participant Class Shares Outstanding	(76)	1,683	(2,726,925)	23,770,127
Cash Management Class:
Shares Subscribed	51,702	309,671	10,000	11,141
Shares Issued on Distributions Reinvested	158	111	3	1
Shares Redeemed	(103,986)	(321,234)	(13,153)	(7,252)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(52,126)	(11,452)	(3,150)	3,890
Select Class:
Shares Subscribed	—	50 *	—	—

*    For the period March 31, 2016 through October 31, 2016.

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$35,204	$36,178	$38,275	$26,922
Net Realized Gain (Loss)	(34)	308	(21)	135
Net Increase in Net Assets Resulting from Operations	35,170	36,486	38,254	27,057
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(34,147)	(35,520)	(37,608)	(26,615)
Institutional Select Class:
Net Investment Income	(516)	(516)	(443)	(245)
Investor Class:
Net Investment Income	(24)	(31)	(99)	(36)
Administrative Class:
Net Investment Income	(3)	(1)	(— @)	(— @)
Advisory Class:
Net Investment Income	(427)	(74)	(3)	(1)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(87)	(36)	(122)	(25)
Select Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Total Distributions	(35,204)	(36,178)	(38,275)	(26,922)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	84,200,605	168,692,528	51,409,621	100,932,420
Distributions Reinvested	13,595	12,691	15,934	11,459
Redeemed	(89,239,758)	(166,727,245)	(51,881,907)	(95,675,738)
Institutional Select Class:
Subscribed	516,764	678,370	154,586	174,782
Distributions Reinvested	128	188	428	229
Redeemed	(512,364)	(848,237)	(193,688)	(1,886,360)
Investor Class:
Subscribed	15,375	57,047	34,028	66,921
Distributions Reinvested	24	30	93	36
Redeemed	(19,022)	(64,705)	(37,046)	—
Administrative Class:
Subscribed	404	3,265	—	—
Distributions Reinvested	3	1	—	—
Redeemed	(150)	(1,475)	—	—
Advisory Class:
Subscribed	1,254,736	1,792,660	—	95,871
Distributions Reinvested	17	2	— @	— @
Redeemed	(1,291,817)	(2,244,868)	(52,959)	(54,012)
Participant Class:
Subscribed	1,175	2,831	422	952
Distributions Reinvested	— @	— @	— @	— @
Redeemed	(1,097)	(130)	(612)	(313)
Cash Management Class:
Subscribed	20,638	24,059	54,520	115,344
Distributions Reinvested	86	35	121	25
Redeemed	(17,231)	(17,244)	(48,689)	(94,856)
Select Class:
Subscribed	—	50 *	—	50 *
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,057,889)	1,359,853	(545,148)	3,686,810
Total Increase (Decrease) in Net Assets	(5,057,923)	1,360,161	(545,169)	3,686,945
Net Assets:
Beginning of Period	19,214,200	17,854,039	19,879,654	16,192,709
End of Period	$14,156,277	$19,214,200	$19,334,485	$19,879,654
Accumulated Undistributed Net Investment Income Included in End of Period Net Assets	$147	$147	$67	$67

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	84,200,605	168,692,528	51,409,621	100,932,420
Shares Issued on Distributions Reinvested	13,595	12,691	15,934	11,459
Shares Redeemed	(89,239,758)	(166,727,245)	(51,881,907)	(95,675,738)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(5,025,558)	1,977,974	(456,352)	5,268,141
Institutional Select Class:
Shares Subscribed	516,764	678,370	154,586	174,782
Shares Issued on Distributions Reinvested	128	188	428	229
Shares Redeemed	(512,364)	(848,237)	(193,688)	(1,886,360)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	4,528	(169,679)	(38,674)	(1,711,349)
Investor Class:
Shares Subscribed	15,375	57,047	34,028	66,921
Shares Issued on Distributions Reinvested	24	30	93	36
Shares Redeemed	(19,022)	(64,705)	(37,046)	—
Net Increase (Decrease) in Investor Class Shares Outstanding	(3,623)	(7,628)	(2,925)	66,957
Administrative Class:
Shares Subscribed	404	3,265	—	—
Shares Issued on Distributions Reinvested	3	1	—	—
Shares Redeemed	(150)	(1,475)	—	—
Net Increase in Administrative Class Shares Outstanding	257	1,791	—	—
Advisory Class:
Shares Subscribed	1,254,736	1,792,660	—	95,871
Shares Issued on Distributions Reinvested	17	2	— @@	— @@
Shares Redeemed	(1,291,817)	(2,244,868)	(52,959)	(54,012)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(37,064)	(452,206)	(52,959)	41,859
Participant Class:
Shares Subscribed	1,175	2,831	422	952
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	— @@
Shares Redeemed	(1,097)	(130)	(612)	(313)
Net Increase (Decrease) in Participant Class Shares Outstanding	78	2,701	(190)	639
Cash Management Class:
Shares Subscribed	20,638	24,059	54,520	115,344
Shares Issued on Distributions Reinvested	86	35	121	25
Shares Redeemed	(17,231)	(17,244)	(48,689)	(94,856)
Net Increase in Cash Management Class Shares Outstanding	3,493	6,850	5,952	20,513
Select Class:
Shares Subscribed	—	50 *	—	50 *

*    For the period March 31, 2016 through October 31, 2016.

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$297	$146
Net Realized Gain (Loss)	2	(1)
Net Increase in Net Assets Resulting from Operations	299	145
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(248)	(147)
Paid-in-Capital	—	(64)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Paid-in-Capital	—	(— @)
Investor Class:
Net Investment Income	—	(— @)
Paid-in-Capital	—	(— @)
Administrative Class:
Net Investment Income	—	(— @)
Paid-in-Capital	—	(— @)
Advisory Class:
Net Investment Income	—	(5)
Paid-in-Capital	—	(11)
Participant Class:
Net Investment Income	—	(2)
Paid-in-Capital	—	(4)
Cash Management Class:
Net Investment Income	(49)	(46)
Paid-in-Capital	—	(47)
Total Distributions	(297)	(326)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	117,724	399,074
Distributions Reinvested	216	119
Redeemed	(49,887)	(437,492)
Investor Class:
Distributions Reinvested	—	— @
Redeemed	—	(54)
Administrative Class:
Distributions Reinvested	—	— @
Redeemed	—	(50)
Advisory Class:
Subscribed	—	1,844
Distributions Reinvested	—	16
Redeemed	(— @)	(8,516)
Participant Class:
Subscribed	—	1,030
Distributions Reinvested	—	6
Redeemed	—	(3,647)
Cash Management Class:
Subscribed	3,222	21,772
Distributions Reinvested	49	92
Redeemed	(5,125)	(17,025)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	66,199	(42,831)
Total Increase (Decrease) in Net Assets	66,201	(43,012)
Net Assets:
Beginning of Period	90,017	133,029
End of Period	$156,218	$90,017
Accumulated Net Investment Loss Included in End of Period Net Assets	$(58)	$(58)
The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2017 (unaudited) (000)	Year Ended October 31, 2016 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	117,724	399,074
Shares Issued on Distributions Reinvested	216	119
Shares Redeemed	(49,887)	(437,492)
Net Increase (Decrease) in Institutional Class Shares Outstanding	68,053	(38,299)
Investor Class:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(54)
Net Decrease in Investor Class Shares Outstanding	—	(54)
Administrative Class:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(50)
Net Decrease in Administrative Class Shares Outstanding	—	(50)
Advisory Class:
Shares Subscribed	—	1,844
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(— @@)	(8,516)
Net Decrease in Advisory Class Shares Outstanding	(— @@)	(6,656)
Participant Class:
Shares Subscribed	—	1,030
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	—	(3,647)
Net Decrease in Participant Class Shares Outstanding	—	(2,611)
Cash Management Class:
Shares Subscribed	3,222	21,772
Shares Issued on Distributions Reinvested	49	92
Shares Redeemed	(5,125)	(17,025)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(1,854)	4,839

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$1.0002	$0.0042	(2)	$0.0004	(3)	$(0.0043)		$1.0005	0.46	%(8)
Year Ended 10/31/16(1)	1.0000	0.0041	(2)	0.0002	(3)	(0.0041)		1.0002	0.43%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Year Ended 10/31/14	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/13	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/12	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.17%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$1.0000	$0.0040	(2)	$0.0003	(3)	$(0.0040)		$1.0003	0.43	%(8)
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0000	(3)	(0.0036)		1.0000	0.36%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.09%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/13	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.05%
Year Ended 10/31/12	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.12%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$1.0004	$0.0027	(2)	$0.0007		$(0.0031)		$1.0007	0.34	%(8)
Year Ended 10/31/16(1)	1.0000	0.0017	(2)	0.0004	(3)	(0.0017)		1.0004	0.22%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$1.0000	$0.0017	(2)	$0.0004	(3)	$(0.0018)		$1.0003	0.21	%(8)
Year Ended 10/31/16(1)	1.0000	0.0002	(2)(3)	0.0000	(3)	(0.0002	)(3)	1.0000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$1.0000	$0.0035	(2)	$0.0002	(3)	$(0.0035)		$1.0002	0.37	%(8)
Year Ended 10/31/16(1)	1.0000	0.0026	(2)	0.0000	(3)	(0.0026)		1.0000	0.26%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$368,170	0.08	%(9)	0.32	%(9)	0.85	%(9)	0.61	%(9)
Year Ended 10/31/16(1)	450,127	0.12%		0.22%		0.41%		0.31%
Year Ended 10/31/15	3,383,757	0.13%		0.22%		0.14%		0.05%
Year Ended 10/31/14	2,215,637	0.17%		0.22%		0.06%		0.01%
Year Ended 10/31/13	2,487,337	0.16%		0.22%		0.11%		0.05%
Year Ended 10/31/12	3,265,136	0.16%		0.22%		0.17%		0.11%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$50	0.13	%(4)(9)	0.37	%(9)	0.80	%(9)	0.56	%(9)
Year Ended 10/31/16(1)	50	0.17	%(4)	0.27%		0.36%		0.26%
Year Ended 10/31/15	50	0.18	%(4)	0.27%		0.09%		0.00	%(5)
Year Ended 10/31/14	50	0.21	%(4)	0.27%		0.02%		(0.04)%
Year Ended 10/31/13	100	0.21%		0.27%		0.06%		0.00	%(5)
Year Ended 10/31/12	25,102	0.21%		0.27%		0.12%		0.06%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$2	0.33	%(4)(9)	0.57	%(9)	0.58	%(9)	0.34	%(9)
Year Ended 10/31/16(1)	2	0.37	%(4)	0.47%		0.16%		0.06%
Year Ended 10/31/15	493	0.26	%(4)	0.47%		0.01%		(0.20)%
Year Ended 10/31/14	437	0.22	%(4)	0.47%		0.01%		(0.24)%
Year Ended 10/31/13	2,252	0.25	%(4)	0.47%		0.02%		(0.20)%
Year Ended 10/31/12	391	0.31	%(4)	0.47%		0.02%		(0.14)%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$50	0.58	%(4)(9)	0.82	%(9)	0.35	%(9)	0.11	%(9)
Year Ended 10/31/16(1)	53	0.53	%(4)	0.72%		0.00	%(5)	(0.19)%
Year Ended 10/31/15	620	0.26	%(4)	0.72%		0.01%		(0.45)%
Year Ended 10/31/14	1,981	0.22	%(4)	0.72%		0.01%		(0.49)%
Year Ended 10/31/13	4,555	0.24	%(4)	0.72%		0.03%		(0.45)%
Year Ended 10/31/12	581	0.32	%(4)	0.72%		0.01%		(0.39)%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$25,634	0.23	%(4)(9)	0.47	%(9)	0.70	%(9)	0.46	%(9)
Year Ended 10/31/16(1)	29,654	0.27	%(4)	0.37%		0.26%		0.16%
Year Ended 10/31/15	23,473	0.26	%(4)	0.37%		0.01%		(0.10)%
Year Ended 10/31/14	28,575	0.22	%(4)	0.37%		0.01%		(0.14)%
Year Ended 10/31/13	29,850	0.27	%(4)	0.37%		0.00	%(5)	(0.10)%
Year Ended 10/31/12	79,398	0.30	%(4)	0.37%		0.03%		(0.04)%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$1.0002	$0.0045	(2)	$0.0000	(3)	$(0.0042)		$1.0005	0.45	%(8)
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0002	(3)	(0.0036)		1.0002	0.38%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.07%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/13	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.09%
Year Ended 10/31/12	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.16%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$1.0000	$0.0037	(2)	$0.0001	(3)	$(0.0035)		$1.0003	0.38	%(8)
Year Ended 10/31/16(1)	1.0000	0.0022	(2)	0.0000	(3)	(0.0022)		1.0000	0.22%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$3,685,791	0.08	%(9)	0.23	%(9)	0.90	%(9)	0.75	%(9)
Year Ended 10/31/16(1)	1,872,676	0.18%		0.21%		0.34%		0.31%
Year Ended 10/31/15	18,646,743	0.18%		0.21%		0.07%		0.04%
Year Ended 10/31/14	20,114,751	0.17%		0.21%		0.04%		0.00	%(5)
Year Ended 10/31/13	25,176,395	0.16%		0.21%		0.09%		0.04%
Year Ended 10/31/12	20,442,537	0.16%		0.21%		0.16%		0.11%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$19,671	0.23	%(4)(9)	0.38	%(9)	0.75	%(9)	0.60	%(9)
Year Ended 10/31/16(1)	19,163	0.32	%(4)	0.36%		0.20%		0.16%
Year Ended 10/31/15	23,375	0.22	%(4)	0.36%		0.03%		(0.11)%
Year Ended 10/31/14	8,288	0.20	%(4)	0.36%		0.01%		(0.15)%
Year Ended 10/31/13	1,830	0.24	%(4)	0.36%		0.01%		(0.11)%
Year Ended 10/31/12	1,493	0.29	%(4)	0.36%		0.03%		(0.04)%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.23	%(8)
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.23%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.21	%(8)
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.18%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Investor Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.18	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Administrative Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.16	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.11	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.02	%(8)
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.16	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Select Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.01	%(8)

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$44,920,509	0.17	%(9)	0.20	%(9)	0.45	%(9)	0.42	%(9)
Year Ended 10/31/16(1)	49,883,028	0.17%		0.21%		0.22%		0.18%
Year Ended 10/31/15	38,645,857	0.08%		0.21%		0.04%		(0.09)%
Year Ended 10/31/14	29,191,916	0.04%		0.21%		0.04%		(0.13)%
Year Ended 10/31/13	21,692,448	0.08%		0.21%		0.04%		(0.09)%
Year Ended 10/31/12	12,574,861	0.12%		0.21%		0.05%		(0.04)%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$1,412,578	0.22	%(4)(9)	0.25	%(9)	0.40	%(9)	0.37	%(9)
Year Ended 10/31/16(1)	1,620,891	0.22	%(4)	0.26%		0.17%		0.13%
Year Ended 10/31/15	556,034	0.08	%(4)	0.26%		0.04%		(0.14)%
Year Ended 10/31/14	744,944	0.04	%(4)	0.26%		0.04%		(0.18)%
Year Ended 10/31/13	270,517	0.08	%(4)	0.26%		0.04%		(0.14)%
Year Ended 10/31/12	172,582	0.12	%(4)	0.26%		0.05%		(0.09)%
Investor Class
Six Months Ended 4/30/17 (unaudited)	$79,720	0.27	%(4)(9)	0.30	%(9)	0.35	%(9)	0.32	%(9)
Year Ended 10/31/16(1)	39,589	0.26	%(4)	0.31%		0.13%		0.08%
Year Ended 10/31/15	42,230	0.08	%(4)	0.31%		0.04%		(0.19)%
Year Ended 10/31/14	65,642	0.04	%(4)	0.31%		0.04%		(0.23)%
Year Ended 10/31/13	50,578	0.08	%(4)	0.31%		0.04%		(0.19)%
Year Ended 10/31/12	10,894	0.12	%(4)	0.31%		0.05%		(0.14)%
Administrative Class
Six Months Ended 4/30/17 (unaudited)	$144,679	0.32	%(4)(9)	0.35	%(9)	0.30	%(9)	0.27	%(9)
Year Ended 10/31/16(1)	23,887	0.32	%(4)	0.36%		0.07%		0.03%
Year Ended 10/31/15	497	0.08	%(4)	0.36%		0.04%		(0.24)%
Year Ended 10/31/14	17,251	0.04	%(4)	0.36%		0.04%		(0.28)%
Year Ended 10/31/13	17,298	0.08	%(4)	0.36%		0.04%		(0.24)%
Year Ended 10/31/12	18,066	0.12	%(4)	0.36%		0.05%		(0.19)%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$1,118,862	0.42	%(4)(9)	0.45	%(9)	0.20	%(9)	0.17	%(9)
Year Ended 10/31/16(1)	1,152,411	0.35	%(4)	0.46%		0.04%		(0.07)%
Year Ended 10/31/15	2,172,211	0.08	%(4)	0.46%		0.04%		(0.34)%
Year Ended 10/31/14	1,032,529	0.04	%(4)	0.46%		0.04%		(0.38)%
Year Ended 10/31/13	305,971	0.08	%(4)	0.46%		0.04%		(0.34)%
Year Ended 10/31/12	221,443	0.12	%(4)	0.46%		0.05%		(0.29)%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$1,657	0.60	%(4)(9)	0.70	%(9)	0.02	%(9)	(0.08	)%(9)
Year Ended 10/31/16(1)	1,733	0.43	%(4)	0.71%		(0.04)%		(0.32)%
Year Ended 10/31/15	50	0.08	%(4)	0.71%		0.04%		(0.59)%
Year Ended 10/31/14	50	0.04	%(4)	0.71%		0.04%		(0.63)%
Year Ended 10/31/13	100	0.08	%(4)	0.71%		0.04%		(0.59)%
Year Ended 10/31/12	100	0.12	%(4)	0.71%		0.05%		(0.54)%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$79,513	0.32	%(4)(9)	0.35	%(9)	0.30	%(9)	0.27	%(9)
Year Ended 10/31/16(1)	131,640	0.30	%(4)	0.36%		0.09%		0.03%
Year Ended 10/31/15	143,092	0.08	%(4)	0.36%		0.04%		(0.24)%
Year Ended 10/31/14	160,921	0.04	%(4)	0.36%		0.04%		(0.28)%
Year Ended 10/31/13	52,948	0.08	%(4)	0.36%		0.04%		(0.24)%
Year Ended 10/31/12	2,764	0.12	%(4)	0.36%		0.05%		(0.19)%
Select Class
Six Months Ended 4/30/17 (unaudited)	$50	0.63	%(4)(9)	1.00	%(9)	(0.01	)%(9)	(0.38	)%(9)
For the Period Ended 10/31/16(1)	50	0.43	%(4)(9)	1.01	%(9)	(0.04	)%(9)	(0.62	)%(9)

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.20	%(8)
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.001)		(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.17	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Investor Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.15	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Administrative Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.12	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.08	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.08	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/17 (unaudited	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.12	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$63,660	0.20	%(9)	0.21	%(9)	0.40	%(9)	0.39	%(9)
Year Ended 10/31/16(1)	65,792	0.18%		0.21%		0.17%		0.14%
Year Ended 10/31/15	21,314	0.05%		0.86%		0.01%		(0.80)%
Year Ended 10/31/14	45,487	0.03%		0.54%		0.01%		(0.50)%
Year Ended 10/31/13	64,687	0.09%		0.34%		0.01%		(0.24)%
Year Ended 10/31/12	230,332	0.06%		0.25%		0.01%		(0.18)%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$50	0.25	%(4)(9)	0.26	%(9)	0.35	%(9)	0.34	%(9)
Year Ended 10/31/16(1)	50	0.23	%(4)	0.26%		0.12%		0.09%
Year Ended 10/31/15	50	0.05	%(4)	0.91%		0.01%		(0.85)%
Year Ended 10/31/14	50	0.03	%(4)	0.59%		0.01%		(0.55)%
Year Ended 10/31/13	100	0.09	%(4)	0.39%		0.01%		(0.29)%
Year Ended 10/31/12	100	0.06	%(4)	0.30%		0.01%		(0.23)%
Investor Class
Six Months Ended 4/30/17 (unaudited)	$50	0.30	%(4)(9)	0.31	%(9)	0.30	%(9)	0.29	%(9)
Year Ended 10/31/16(1)	50	0.27	%(4)	0.31%		0.08%		0.04%
Year Ended 10/31/15	50	0.05	%(4)	0.96%		0.01%		(0.90)%
Year Ended 10/31/14	50	0.03	%(4)	0.64%		0.01%		(0.60)%
Year Ended 10/31/13	100	0.09	%(4)	0.44%		0.01%		(0.34)%
Year Ended 10/31/12	100	0.06	%(4)	0.35%		0.01%		(0.28)%
Administrative Class
Six Months Ended 4/30/17 (unaudited)	$50	0.35	%(4)(9)	0.36	%(9)	0.25	%(9)	0.24	%(9)
Year Ended 10/31/16(1)	50	0.30	%(4)	0.35%		0.05%		0.00	%(5)
Year Ended 10/31/15	50	0.05	%(4)	1.01%		0.01%		(0.95)%
Year Ended 10/31/14	50	0.03	%(4)	0.69%		0.01%		(0.65)%
Year Ended 10/31/13	100	0.09	%(4)	0.49%		0.01%		(0.39)%
Year Ended 10/31/12	100	0.06	%(4)	0.40%		0.01%		(0.33)%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$50	0.43	%(4)(9)	0.45	%(9)	0.16	%(9)	0.14	%(9)
Year Ended 10/31/16(1)	50	0.31	%(4)	0.46%		0.04%		(0.11)%
Year Ended 10/31/15	50	0.05	%(4)	1.11%		0.01%		(1.05)%
Year Ended 10/31/14	50	0.03	%(4)	0.79%		0.01%		(0.75)%
Year Ended 10/31/13	100	0.09	%(4)	0.59%		0.01%		(0.49)%
Year Ended 10/31/12	100	0.06	%(4)	0.50%		0.01%		(0.43)%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$21,043,713	0.43	%(4)(9)	0.70	%(9)	0.16	%(9)	(0.11	)%(9)
Year Ended 10/31/16(1)	23,770,200	0.34	%(4)	0.71%		0.01%		(0.36)%
Year Ended 10/31/15	50	0.05	%(4)	1.36%		0.01%		(1.30)%
Year Ended 10/31/14	50	0.03	%(4)	1.04%		0.01%		(1.00)%
Year Ended 10/31/13	100	0.09	%(4)	0.84%		0.01%		(0.74)%
Year Ended 10/31/12	100	0.06	%(4)	0.75%		0.01%		(0.68)%
Cash Management Class
Six Months Ended 4/30/17 (unaudited	$2,165	0.35	%(4)(9)	0.36	%(9)	0.25	%(9)	0.24	%(9)
Year Ended 10/31/16(1)	5,315	0.31	%(4)	0.36%		0.04%		(0.01)%
Year Ended 10/31/15	1,426	0.05	%(4)	1.01%		0.01%		(0.95)%
Year Ended 10/31/14	9,177	0.03	%(4)	0.69%		0.01%		(0.65)%
Year Ended 10/31/13	5,911	0.09	%(4)	0.49%		0.01%		(0.39)%
Year Ended 10/31/12	13,740	0.06	%(4)	0.40%		0.01%		(0.33)%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.21	%(8)
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.19%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.18	%(8)
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.15%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Investor Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.16	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Administrative Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.13	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.08	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.02	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.13	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Select Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.000	(2)(3)	$(0.000	)(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)
The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$13,286,108	0.18	%(9)	0.21	%(9)	0.41	%(9)	0.38	%(9)
Year Ended 10/31/16(1)	18,311,699	0.17%		0.21%		0.19%		0.15%
Year Ended 10/31/15	16,333,431	0.05%		0.21%		0.03%		(0.13)%
Year Ended 10/31/14	16,880,789	0.03%		0.21%		0.03%		(0.15)%
Year Ended 10/31/13	7,979,992	0.07%		0.21%		0.03%		(0.11)%
Year Ended 10/31/12	6,139,734	0.11%		0.21%		0.02%		(0.08)%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$274,458	0.23	%(4)(9)	0.26	%(9)	0.36	%(9)	0.33	%(9)
Year Ended 10/31/16(1)	269,931	0.21	%(4)	0.26%		0.15%		0.10%
Year Ended 10/31/15	439,605	0.05	%(4)	0.26%		0.03%		(0.18)%
Year Ended 10/31/14	434,565	0.03	%(4)	0.26%		0.03%		(0.20)%
Year Ended 10/31/13	323,555	0.07	%(4)	0.26%		0.03%		(0.16)%
Year Ended 10/31/12	42,567	0.11	%(4)	0.26%		0.02%		(0.13)%
Investor Class
Six Months Ended 4/30/17 (unaudited)	$18,097	0.28	%(4)(9)	0.31	%(9)	0.31	%(9)	0.28	%(9)
Year Ended 10/31/16(1)	21,719	0.26	%(4)	0.31%		0.10%		0.05%
Year Ended 10/31/15	29,347	0.05	%(4)	0.31%		0.03%		(0.23)%
Year Ended 10/31/14	52,366	0.03	%(4)	0.31%		0.03%		(0.25)%
Year Ended 10/31/13	100	0.07	%(4)	0.31%		0.03%		(0.21)%
Year Ended 10/31/12	100	0.11	%(4)	0.31%		0.02%		(0.18)%
Administrative Class
Six Months Ended 4/30/17 (unaudited)	$2,098	0.33	%(4)(9)	0.36	%(9)	0.26	%(9)	0.23	%(9)
Year Ended 10/31/16(1)	1,842	0.32	%(4)	0.36%		0.04%		0.00	%(5)
Year Ended 10/31/15	50	0.05	%(4)	0.36%		0.03%		(0.28)%
Year Ended 10/31/14	50	0.03	%(4)	0.36%		0.03%		(0.30)%
Year Ended 10/31/13	50	0.07	%(4)	0.36%		0.03%		(0.26)%
Year Ended 10/31/12	1,863	0.11	%(4)	0.36%		0.02%		(0.23)%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$506,786	0.43	%(4)(9)	0.46	%(9)	0.16	%(9)	0.13	%(9)
Year Ended 10/31/16(1)	543,850	0.35	%(4)	0.46%		0.01%		(0.10)%
Year Ended 10/31/15	996,049	0.05	%(4)	0.46%		0.03%		(0.38)%
Year Ended 10/31/14	762,077	0.03	%(4)	0.46%		0.03%		(0.40)%
Year Ended 10/31/13	287,694	0.07	%(4)	0.46%		0.03%		(0.36)%
Year Ended 10/31/12	221,433	0.11	%(4)	0.46%		0.02%		(0.33)%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$2,959	0.56	%(4)(9)	0.71	%(9)	0.03	%(9)	(0.12	)%(9)
Year Ended 10/31/16(1)	2,881	0.36	%(4)	0.71%		0.00	%(5)	(0.35)%
Year Ended 10/31/15	180	0.05	%(4)	0.71%		0.03%		(0.63)%
Year Ended 10/31/14	89	0.03	%(4)	0.71%		0.03%		(0.65)%
Year Ended 10/31/13	105	0.07	%(4)	0.71%		0.03%		(0.61)%
Year Ended 10/31/12	137	0.11	%(4)	0.71%		0.02%		(0.58)%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$65,721	0.33	%(4)(9)	0.36	%(9)	0.26	%(9)	0.23	%(9)
Year Ended 10/31/16(1)	62,228	0.30	%(4)	0.36%		0.06%		0.00	%(5)
Year Ended 10/31/15	55,377	0.05	%(4)	0.36%		0.03%		(0.28)%
Year Ended 10/31/14	89,496	0.03	%(4)	0.36%		0.03%		(0.30)%
Year Ended 10/31/13	104,164	0.07	%(4)	0.36%		0.03%		(0.26)%
Year Ended 10/31/12	419,549	0.11	%(4)	0.36%		0.02%		(0.23)%
Select Class
Six Months Ended 4/30/17 (unaudited)	$50	0.59	%(4)(9)	1.01	%(9)	0.00	%(5)(9)	(0.42	)%(9)
For the Period Ended 10/31/16(1)	50	0.38	%(4)(9)	1.01	%(9)	(0.02	)%(9)	(0.65	)%(9)

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.20	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.17	%(8)
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Investor Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.002	(2)	$0.000	(3)	$(0.002)		$1.000	0.15	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.001		(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Administrative Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$0.000	(3)	$(0.001)		$1.000	0.12	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$(0.000	)(3)	$(0.001)		$1.000	0.07	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.001	(2)	$(0.000	)(3)	$(0.001)		$1.000	0.12	%(8)
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Select Class
Six Months Ended 4/30/17 (unaudited)	$1.000	$0.000	(2)(3)	$(0.000	)(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$18,925,673	0.18	%(9)	0.21	%(9)	0.39	%(9)	0.36	%(9)
Year Ended 10/31/16(1)	19,382,045	0.17%		0.21%		0.15%		0.11%
Year Ended 10/31/15	14,113,772	0.02%		0.21%		0.01%		(0.18)%
Year Ended 10/31/14	5,352,337	0.02%		0.21%		0.02%		(0.17)%
Year Ended 10/31/13	3,371,706	0.07%		0.22%		0.01%		(0.14)%
Year Ended 10/31/12	3,010,813	0.05%		0.21%		0.01%		(0.15)%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$239,099	0.23	%(4)(9)	0.26	%(9)	0.34	%(9)	0.31	%(9)
Year Ended 10/31/16(1)	277,773	0.21	%(4)	0.26%		0.11%		0.06%
Year Ended 10/31/15	1,989,121	0.02	%(4)	0.26%		0.01%		(0.23)%
Year Ended 10/31/14	143,946	0.02	%(4)	0.26%		0.02%		(0.22)%
Year Ended 10/31/13	1,172	0.07	%(4)	0.27%		0.01%		(0.19)%
Year Ended 10/31/12	100	0.05	%(4)	0.26%		0.01%		(0.20)%
Investor Class
Six Months Ended 4/30/17 (unaudited)	$64,083	0.28	%(4)(9)	0.31	%(9)	0.29	%(9)	0.26	%(9)
Year Ended 10/31/16(1)	67,007	0.27	%(4)	0.31%		0.05%		0.01%
Year Ended 10/31/15	50	0.02	%(4)	0.31%		0.01%		(0.28)%
Year Ended 10/31/14	50	0.02	%(4)	0.31%		0.02%		(0.27)%
Year Ended 10/31/13	100	0.07	%(4)	0.32%		0.01%		(0.24)%
Year Ended 10/31/12	183	0.05	%(4)	0.31%		0.01%		(0.25)%
Administrative Class
Six Months Ended 4/30/17 (unaudited)	$50	0.33	%(4)(9)	0.36	%(9)	0.24	%(9)	0.21	%(9)
Year Ended 10/31/16(1)	50	0.29	%(4)	0.36%		0.03%		(0.04)%
Year Ended 10/31/15	50	0.02	%(4)	0.36%		0.01%		(0.33)%
Year Ended 10/31/14	50	0.02	%(4)	0.36%		0.02%		(0.32)%
Year Ended 10/31/13	100	0.07	%(4)	0.37%		0.01%		(0.29)%
Year Ended 10/31/12	100	0.05	%(4)	0.36%		0.01%		(0.30)%
Advisory Class
Six Months Ended 4/30/17 (unaudited)	$50	0.41	%(4)(9)	0.46	%(9)	0.16	%(9)	0.11	%(9)
Year Ended 10/31/16(1)	53,009	0.31	%(4)	0.46%		0.01%		(0.14)%
Year Ended 10/31/15	11,150	0.02	%(4)	0.46%		0.01%		(0.43)%
Year Ended 10/31/14	5,279	0.02	%(4)	0.46%		0.02%		(0.42)%
Year Ended 10/31/13	100	0.07	%(4)	0.47%		0.01%		(0.39)%
Year Ended 10/31/12	100	0.05	%(4)	0.46%		0.01%		(0.40)%
Participant Class
Six Months Ended 4/30/17 (unaudited)	$498	0.56	%(4)(9)	0.71	%(9)	0.01	%(9)	(0.14	)%(9)
Year Ended 10/31/16(1)	689	0.33	%(4)	0.71%		(0.01)%		(0.39)%
Year Ended 10/31/15	50	0.02	%(4)	0.71%		0.01%		(0.68)%
Year Ended 10/31/14	50	0.02	%(4)	0.71%		0.02%		(0.67)%
Year Ended 10/31/13	100	0.07	%(4)	0.72%		0.01%		(0.64)%
Year Ended 10/31/12	100	0.05	%(4)	0.71%		0.01%		(0.65)%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$104,982	0.33	%(4)(9)	0.36	%(9)	0.24	%(9)	0.21	%(9)
Year Ended 10/31/16(1)	99,031	0.29	%(4)	0.36%		0.03%		(0.04)%
Year Ended 10/31/15	78,516	0.02	%(4)	0.36%		0.01%		(0.33)%
Year Ended 10/31/14	96,708	0.02	%(4)	0.36%		0.02%		(0.32)%
Year Ended 10/31/13	149,890	0.07	%(4)	0.37%		0.01%		(0.29)%
Year Ended 10/31/12	169,144	0.05	%(4)	0.36%		0.01%		(0.30)%
Select Class
Six Months Ended 4/30/17 (unaudited)	$50	0.57	%(4)(9)	1.01	%(9)	0.00	%(5)(9)	(0.44	)%(9)
For the Period Ended 10/31/16(1)	50	0.34	%(4)(9)	1.01	%(9)	(0.02	)%(9)	(0.69	)%(9)

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$1.0000	$0.0025	(2)	$(0.0000	)(3)	$(0.0025)		$1.0000	0.25	%(8)
Year Ended 10/31/16(1)	1.0000	0.0014	(2)	0.0026		(0.0040	)(7)	1.0000	0.40%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$1.0000	$0.0023	(2)	$(0.0001	)(3)	$(0.0022)		$1.0000	0.22	%(8)
Year Ended 10/31/16(1)	1.0000	0.0011	(2)	0.0027		(0.0038	)(7)	1.0000	0.37%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$1.0000	$0.0018	(2)	$(0.0001	)(3)	$(0.0017)		$1.0000	0.17	%(8)
Year Ended 10/31/16(1)	1.0000	0.0009	(2)	0.0022		(0.0031	)(7)	1.0000	0.31%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/14	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/17 (unaudited)	$127,327	0.18	%(4)(6)(9)	0.43	%(9)	0.51	%(6)(9)	0.26	%(9)	0.00	%(5)(9)
Year Ended 10/31/16(1)	59,273	0.11	%(4)(6)	0.48%		0.18	%(6)	(0.19)%		0.00	%(5)
Year Ended 10/31/15	97,678	0.04	%(4)(6)	0.38%		0.01	%(6)	(0.33)%		0.00	%(5)
Year Ended 10/31/14	110,401	0.07	%(6)	0.31%		0.01	%(6)	(0.23)%		0.00	%(5)
Year Ended 10/31/13	159,001	0.14	%(6)	0.25%		0.01	%(6)	(0.10)%		0.00	%(5)
Year Ended 10/31/12	581,969	0.14	%(6)	0.22%		0.02	%(6)	(0.06)%		0.00	%(5)
Institutional Select Class
Six Months Ended 4/30/17 (unaudited)	$50	0.23	%(4)(6)(9)	0.48	%(9)	0.46	%(6)(9)	0.21	%(9)	0.00	%(5)(9)
Year Ended 10/31/16(1)	50	0.14	%(4)(6)	0.53%		0.15	%(6)	(0.24)%		0.00	%(5)
Year Ended 10/31/15	50	0.04	%(4)(6)	0.43%		0.01	%(6)	(0.38)%		0.00	%(5)
Year Ended 10/31/14	50	0.07	%(4)(6)	0.36%		0.01	%(6)	(0.28)%		0.00	%(5)
Year Ended 10/31/13	100	0.14	%(4)(6)	0.30%		0.01	%(6)	(0.15)%		0.00	%(5)
Year Ended 10/31/12	100	0.15	%(4)(6)	0.27%		0.01	%(6)	(0.11)%		0.00	%(5)
Cash Management Class
Six Months Ended 4/30/17 (unaudited)	$28,841	0.33	%(4)(6)(9)	0.58	%(9)	0.36	%(6)(9)	0.11	%(9)	0.00	%(5)(9)
Year Ended 10/31/16(1)	30,694	0.20	%(4)(6)	0.63%		0.09	%(6)	(0.34)%		0.00	%(5)
Year Ended 10/31/15	25,927	0.04	%(4)(6)	0.53%		0.01	%(6)	(0.48)%		0.00	%(5)
Year Ended 10/31/14	38,103	0.07	%(4)(6)	0.46%		0.01	%(6)	(0.38)%		0.00	%(5)
Year Ended 10/31/13	32,704	0.14	%(4)(6)	0.40%		0.01	%(6)	(0.25)%		0.00	%(5)
Year Ended 10/31/12	650,822	0.15	%(4)(6)	0.37%		0.01	%(6)	(0.21)%		0.00	%(5)

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Notes to Financial Highlights

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Portfolio. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income (loss).

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.0005 per share.

(4)  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(5)  Amount is less than 0.005%.

(6)  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Includes paid-in-capital distribution of $0.0022

(8)  Not Annualized

(9)  Annualized

The accompanying notes are an integral part of the financial statements.

2017 Semi-Annual Report

April 30, 2017

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers up to eight different classes of shares for certain Portfolios. Each Portfolio offers the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class and the Select Class is only offered to Government, Treasury and Treasury Securities Portfolios. The Fund applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Investor Class and Administrative Class were fully redeemed during the month of October 2016 from the Money Market Portfolio, Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of October 31, 2016. In addition, during the month of October 2016, the Participant Class was fully redeemed from the Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of October 31, 2016. During the month of November 2016, the Advisory Class was fully redeemed from the Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2017. In addition, during the month of February 2017, the Institutional Select Class fully redeemed from the Prime Portfolio and there were no shares outstanding as of April 30, 2017. Accordingly, no financial highlights have been presented for these classes.

The Securities and Exchange Commission ("SEC") has adopted changes to the rules that govern money market funds. Money Market, Prime and Tax-Exempt Portfolios operate as "institutional money market funds," which require the Portfolios to have a floating NAV, rounded to the fourth decimal place. In addition, the Portfolios are permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of the Portfolios. Government, Government Securities, Treasury and Treasury Securities Portfolios operate as "government money market funds," which allow the Portfolios to continue to seek a stable NAV. The Portfolios will not impose a liquidity fee or temporarily suspend redemptions in the event that the Portfolios' weekly liquid assets fall below specified regulatory thresholds.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (2) Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market

2017 Semi-Annual Report

April 30, 2017

Notes to Financial Statements (unaudited) (cont'd)

prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Portfolios may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Portfolio will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Portfolio's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Portfolios' and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining

2017 Semi-Annual Report

April 30, 2017

Notes to Financial Statements (unaudited) (cont'd)

the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of April 30, 2017.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$28,706	$—	$28,706
Commercial Paper	—	26,933	—	26,933
Floating Rate Notes	—	134,623	—	134,623
Repurchase Agreements	—	131,000	—	131,000
Time Deposits	—	72,000	—	72,000
Total Assets	$—	$393,262	$—	$393,262

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$196,041	$—	$196,041
Commercial Paper	—	229,230	—	229,230
Floating Rate Notes	—	1,266,944	—	1,266,944
Repurchase Agreements	—	1,362,000	—	1,362,000
Time Deposits	—	651,000	—	651,000
Total Assets	$—	$3,705,215	$—	$3,705,215

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$23,055,082	$—	$23,055,082
U.S. Agency Securities	—	16,493,338	—	16,493,338
U.S. Treasury Securities	—	7,024,797	—	7,024,797
Total Assets	$—	$46,573,217	$—	$46,573,217

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$7,295,000	$—	$7,295,000
U.S. Agency Securities	—	10,515,077	—	10,515,077
U.S. Treasury Securities	—	2,386,935	—	2,386,935
Total Assets	$—	$20,197,012	$—	$20,197,012

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$6,406,176	$—	$6,406,176
U.S. Treasury Securities	—	6,343,218	—	6,343,218
Total Assets	$—	$12,749,394	$—	$12,749,394

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$17,361,490	$—	$17,361,490
Total Assets	$—	$17,361,490	$—	$17,361,490

2017 Semi-Annual Report

April 30, 2017

Notes to Financial Statements (unaudited) (cont'd)

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$119,290	$—	$119,290
Daily Variable Rate Bonds	—	21,350	—	21,350
Commercial Paper	—	15,300	—	15,300
Total Assets	$—	$155,940	$—	$155,940

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2017, the Portfolios did not have any investments transfer between investment levels.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory, its administration fees and/or reimburse each Portfolio so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios.

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45
Cash Management Class	0.35	0.35	0.35	0.35
Select Class	—	—	1.00	—
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class	1.00	1.00	—

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolios' prospectus or until such time as the Fund's Board of Trustees (the "Trustees") act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. For

2017 Semi-Annual Report

April 30, 2017

Notes to Financial Statements (unaudited) (cont'd)

the six months ended April 30, 2017, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$370
Prime	1,503
Government	8,926
Government Securities	1,710
Treasury	2,558
Treasury Securities	2,767
Tax-Exempt	126

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

For the six months ended April 30, 2017, the Portfolios had administration fees waived as follows:

Portfolio	Administration Fees Waived (000)
Money Market	$95
Prime	124
Tax-Exempt	30

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class shares and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund. The Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2017, this waiver amounted to approximately $17,345,000.

The Fund has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class shares and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2017, this waiver amounted to approximately $11,564,000.

The Distributor has agreed to reduce its distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income for any class of shares in a Portfolio.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Fund's Dividend Disbursing and Transfer Agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

2017 Semi-Annual Report

April 30, 2017

Notes to Financial Statements (unaudited) (cont'd)

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2016 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

	2016 Distributions Paid From:			2015 Distributions Paid From:
Portfolio	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)
Money Market	$16,286	$—	$—	$4,377	$—	$—
Prime	55,736	—	—	13,435	—	—
Government	89,185	—	—	14,512	—	—
Government Securities	1,115	—	—	3	—	—
Treasury	36,178	—	—	4,994	—	—
Treasury Securities	26,922	—	—	1,010	—	—
Tax-Exempt	1	199	126	2	14	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to distribution redesignations and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2016:

Portfolio	Accumulated Undistributed Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in- Capital (000)
Money Market	$195	$(199)	$4
Prime	1,140	(1,140)	—
Government	(14)	14	—
Government Securities	23	(23)	—
Treasury	255	(255)	—
Treasury Securities	79	(79)	—
Tax-Exempt	(2)	2	—

At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$204	$—	$—
Prime	936	—	—
Government	8,456	—	—
Government Securities	50	—	—
Treasury	2,374	—	—
Treasury Securities	1,776	—	—
Tax-Exempt	—	—	—

At October 31, 2016, the following Portfolios had available for federal income tax purposes unused short term capital losses that do not have an expiration date:

Portfolio	Short-term Losses (No Expiration) (000)
Government	$307

In addition, at October 31, 2016, the following Portfolio had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Portfolio	2018 (000)
Tax-Exempt	$21

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

2017 Semi-Annual Report

April 30, 2017

Notes to Financial Statements (unaudited) (cont'd)

During the year ended October 31, 2016, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Money Market	$72
Treasury	53
Treasury Securities	56
Tax-Exempt	2

H. Transactions with Affiliates: The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2017, Tax-Exempt Portfolio engaged in cross-trade purchases of approximately $4,751,000, and sales of approximately $1,200,000 which resulted in no net realized gains or losses.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolios.

I. Other: At April 30, 2017, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

Percentage of Ownership
Money Market	65.8%
Prime	45.7
Government	16.6
Government Securities	99.9
Treasury	21.0
Treasury Securities	27.5
Tax-Exempt	86.9

J. Accounting Pronouncement: In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends

Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Portfolio's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Portfolio, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

2017 Semi-Annual Report

April 30, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

2017 Semi-Annual Report

April 30, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

2017 Semi-Annual Report

April 30, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

2017 Semi-Annual Report

April 30, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Portfolio provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Portfolio's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Each Portfolio also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Portfolio also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Portfolios do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Portfolio are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Liquidity Funds, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (888) 378-1630.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
1808379 EXP 06.30.18

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2017